Schedule of Investments
(unaudited)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 5 Ltd., Series 2024-5A, Class A1,
(3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 6.87%, 07/15/37
(a) (b)
.......... USD 800 $ 805,004
522 Funding CLO Ltd.
(a)(b)
Series 2019-5A, Class AR, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.99%,
04/15/35 ..................... 250 250,427
Series 2020-6A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.76%, 10/23/34
(c)
............... 250 250,390
AB BSL CLO 4 Ltd., Series 2023-4A, Class A,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.62%, 04/20/36
(a) (b)
.......... 340 341,584
ACREC LLC, Series 2023-FL2, Class A, (1-mo.
CME Term SOFR at 2.23% Floor + 2.23%),
6.63%, 02/19/38
(a) (b)
................ 760 762,130
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.04%, 07/20/34
(a) (b)
.......... 1,730 1,733,782
AGL CLO 13 Ltd.
(a)(b)
Series 2021-13A, Class A1, (3-mo. CME
Term SOFR at 1.16% Floor + 1.42%),
6.04%, 10/20/34 ................ 250 250,443
Series 2021-13A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.53%,
10/20/34 ..................... 1,000 1,005,561
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.03%, 12/02/34
(a) (b)
.......... 1,530 1,532,656
AGL CLO 20 Ltd., Series 2022-20A, Class BR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.37%, 10/20/37
(a) (b)
.......... 669 672,533
AGL CLO 23 Ltd., Series 2022-23A, Class A,
(3-mo. CME Term SOFR at 2.20% Floor +
2.20%), 6.82%, 01/20/36
(a) (b)
.......... 460 461,715
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.12%,
07/15/34 ..................... 540 540,925
Series 2020-7A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.02%, 07/15/34 ................ 250 251,374
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.03%, 01/20/35
(a) (b)
......... 500 500,869
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1R, (3-mo. CME Term SOFR at 1.46%
Floor + 1.46%), 6.08%, 07/20/37
(a) (b)
..... 1,320 1,325,226
AGL Core CLO 4 Ltd., Series 2020-4A, Class
AR2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 6.15%, 10/20/37
(a) (b)
..... 920 926,450
AIMCO CLO, Series 2017-AA, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.98%, 04/20/34
(a) (b)
................ 250 250,533
AIMCO CLO 12 Ltd., Series 2020-12A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.17%), 5.82%, 01/17/32
(a) (b)
......... 1,234 1,236,204
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 5.11%, 01/25/61
(b) (d)
.......... 4,600 4,601,038
AMMC CLO 18 Ltd., Series 2016-18A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.36%), 5.88%, 05/26/31
(a) (b)
......... 128 128,043
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 550,377
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.08%, 01/19/35
(a) (b)
USD 250 $ 250,095
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (3-mo. CME Term SOFR at
1.17% Floor + 1.43%), 6.09%, 07/15/34
(a) (b)
2,745 2,745,799
Anchorage Capital CLO 29 Ltd., Series 2024-
29A, Class A1, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 6.22%, 07/20/37
(a) (b)
640 646,560
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR3, (3-mo. CME Term SOFR at
1.44% Floor + 1.44%), 6.07%, 04/22/34
(a) (b)
1,220 1,221,742
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME
Term SOFR at 1.56% Floor + 1.56%),
6.18%, 04/28/37 ................ 930 937,719
Series 2015-7A, Class BR3, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
6.67%, 04/28/37 ................ 1,640 1,653,296
Series 2015-7A, Class DR3, (3-mo. CME
Term SOFR at 3.80% Floor + 3.80%),
8.42%, 04/28/37 ................ 250 255,085
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.08%, 10/27/34 ................ 510 510,156
Series 2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
6.68%, 10/27/34 ................ 650 653,194
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (3-mo. EURIBOR at 1.60%
Floor + 1.60%), 4.78%, 04/15/34
(a) (b)
..... EUR 272 281,878
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 5.89%, 04/20/31
(a) (b)
.......... USD 220 220,443
Apidos CLO XX, Series 2015-20A, Class A1RA,
(3-mo. CME Term SOFR at 0.00% Floor +
1.36%), 6.01%, 07/16/31
(a) (b)
.......... 125 124,906
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.76%),
6.38%, 04/20/31 ................ 250 250,636
Series 2015-22A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
7.83%, 04/20/31 ................ 250 251,435
Apidos CLO XXV, Series 2016-25A, Class
A1R3, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 5.47%, 01/20/37
(a) (b)
..... 250 250,000
Apidos CLO XXXII, Series 2019-32A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.10%), 5.72%, 01/20/33
(a) (b)
..... 250 250,372
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.03%, 01/20/35
(a) (b)
..... 450 450,758
Apidos CLO XXXVI, Series 2021-36A, Class B,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.48%, 07/20/34
(a) (b)
.......... 250 251,342
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 52 47,907
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2022-FL1, Class A, (SOFR
30 day Average at 1.45% Floor + 1.45%),
6.05%, 01/15/37
(a) (b)
................ 2,145 2,142,020
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
6.49%, 08/17/41
(a) (b)
................ 593 597,520

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
6.08%, 05/17/41
(a) (b)
................ USD 4,740 $ 4,741,039
Ares European CLO XII DAC, Series 12A, Class
B1R, (3-mo. EURIBOR at 1.70% Floor +
1.70%), 4.92%, 04/20/32
(a) (b)
.......... EUR 297 308,152
Ares LII CLO Ltd., Series 2019-52A, Class A1R,
(3-mo. CME Term SOFR at 1.05% Floor +
1.31%), 5.94%, 04/22/31
(a) (b)
.......... USD 1,689 1,692,422
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.92%, 04/25/34
(a) (b)
.......... 250 250,370
Ares Loan Funding IV Ltd., Series 2023-ALF4A,
Class A1, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.41%, 10/15/36
(a) (b)
..... 260 261,815
Ares LVI CLO Ltd.
(a)(b)
Series 2020-56A, Class A1R2, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
0.00%, 01/25/38 ................ 410 410,000
Series 2020-56A, Class AR, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.05%, 10/25/34 ................ 410 410,730
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (3-mo. CME Term SOFR at 1.58% Floor +
1.84%), 6.46%, 07/20/30
(a) (b)
.......... 250 250,709
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.08%), 5.74%, 10/15/30
(a) (b)
..... 175 175,333
Armada Euro CLO III DAC, Series 3A, Class
DRR, (3-mo. EURIBOR at 3.30% Floor +
3.30%), 6.48%, 10/15/37
(a) (b)
.......... EUR 287 295,818
Asimi Funding plc
(a)(e)
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 6.06%, 09/16/31 GBP 123 153,849
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 6.66%, 09/16/31 114 143,082
Asset-Backed European Securitisation
Transaction Twenty-Five SRL, Series 25,
Class D, (1-mo. EURIBOR at 0.00% Floor +
2.50%), 5.42%, 11/15/39
(a) (e)
.......... EUR 100 103,619
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(e)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 4.39%, 03/21/34 100 103,891
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 4.70%, 03/21/34 100 105,060
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 5.20%, 03/21/34 100 105,202
Assurant CLO II Ltd., Series 2018-2A, Class A,
(3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 5.92%, 04/20/31
(a) (b)
.......... USD 81 80,812
Assurant CLO IV Ltd., Series 2019-4A, Class
DR, (3-mo. CME Term SOFR at 3.65% Floor
+ 3.91%), 8.53%, 04/20/30
(a) (b)
......... 470 472,651
Auto ABS Italian Stella Loans SRL
(a)(e)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 4.56%, 12/29/36 EUR 100 103,994
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 5.16%, 12/29/36 100 104,159
Auto1 Car Funding SARL, Series 2024-1,
Class C, (1-mo. EURIBOR at 0.00% Floor +
1.50%), 4.40%, 12/15/33
(a) (e)
.......... 100 104,085
Avoca CLO XVIII DAC
(a)
Series 18A, Class CR, (3-mo. EURIBOR at
2.25% Floor + 2.25%), 0.00%, 01/15/38
(b)
250 258,962
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 18X, Class C, (3-mo. EURIBOR at
1.75% Floor + 1.75%), 4.93%, 04/15/31
(e)
EUR 100 $ 103,637
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
4.48%, 04/15/35
(a) (e)
................ 200 205,324
Bain Capital Credit CLO
(a)(b)
Series 2018-2A, Class A1R, (3-mo. CME
Term SOFR at 1.08% Floor + 1.08%),
5.70%, 07/19/31 ................ USD 274 273,878
Series 2018-2A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 6.17%,
07/19/31 ..................... 500 499,801
Bain Capital Credit CLO Ltd., Series 2021-3A,
Class D, (3-mo. CME Term SOFR at 3.36%
Floor + 3.36%), 8.00%, 07/24/34
(a) (b)
..... 250 251,478
Ballyrock CLO Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.16%), 6.78%, 04/20/31
(a) (b)
.......... 1,250 1,251,871
Bardot CLO Ltd., Series 2019-2A, Class DR,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.89%, 10/22/32
(a) (b)
.......... 250 251,451
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 6.28%,
01/20/31 ..................... 250 250,494
Series 2018-2A, Class B1AR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.89%, 07/15/36 ................ 1,840 1,844,492
Series 2020-1A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.07%,
10/15/36 ..................... 330 330,000
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 6.67%, 10/15/36
(a) (b)
......... 375 373,514
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
5.96%, 07/18/30 ................ 558 558,094
Series 2015-8A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
6.44%, 07/18/30 ................ 666 665,378
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (3-mo. CME Term SOFR at 1.72% Floor
+ 1.98%), 6.62%, 04/24/34
(a) (b)
......... 250 250,625
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.10%, 07/15/34
(a) (b)
.......... 1,000 1,000,811
BDS LLC
(a)(b)
Series 2022-FL11, Class ATS, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.17%, 03/19/39 ................ 384 384,720
Series 2024-FL13, Class A, (1-mo. CME
Term SOFR at 1.58% Floor + 1.58%),
5.94%, 09/19/39 ................ 2,734 2,739,838
BDS Ltd., Series 2021-FL7, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
5.56%, 06/16/36
(a) (b)
................ 1,997 1,997,788
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 6.15%,
07/20/37
(a) (b)
..................... 960 968,719
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class A2AR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 6.43%,
04/20/34
(a) (b)
..................... 250 250,262

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XII-B Ltd.
(a)(b)
Series 2017-12BRA, Class A, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.61%, 10/15/37 ................ USD 780 $ 785,754
Series 2017-12BRA, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.94%, 10/15/37 ................ 410 411,414
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.09%,
10/15/34
(a) (b)
..................... 250 250,470
Benefit Street Partners CLO XXVI Ltd., Series
2022-26A, Class AR, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.00%,
07/20/37
(a) (b)
..................... 270 270,651
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.99%,
10/20/37
(a) (b)
..................... 2,420 2,426,407
Benefit Street Partners CLO XXXVIII Ltd.,
Series 2024-38A, Class A, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.62%,
01/25/38
(a) (b)
..................... 760 760,000
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
............... 302 303,093
Birch Grove CLO 10 Ltd., Series 2024-10A,
Class A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.95%, 01/22/38
(a) (b)
..... 550 550,971
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 6.02%, 10/19/37
(a) (b)
..... 500 501,743
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.44%),
6.07%, 10/22/30 ................ 334 334,370
Series 2015-3A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.26%),
5.88%, 04/20/31 ................ 151 150,747
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.72%, 11/15/30 ................ 184 183,717
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.55%,
07/30/30 ..................... 2,000 2,004,886
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.49%,
08/15/31 ..................... 1,200 1,203,078
Series 2018-3A, Class A1R, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
5.82%, 10/25/30 ................ 450 450,423
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 6.42%, 07/15/31
(a) (b)
..... 2,020 2,021,812
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 6.64%, 07/25/34
(a) (b)
..... 250 251,016
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (3-mo. CME Term SOFR at
1.26% Floor + 1.52%), 6.18%, 04/15/34
(a) (b)
130 130,067
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor +
1.75%), 4.93%, 10/15/35
(a) (b)
.......... EUR 660 682,312
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A1AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 5.88%, 10/20/30
(a) (b)
USD 541 541,341
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo.
CME Term SOFR at 2.40% Floor + 2.40%),
6.78%, 01/16/37
(a) (b)
................ USD 174 $ 174,423
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (d)
... 347 346,771
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.23% Floor + 1.49%), 6.11%, 07/20/34
(a) (b)
250 250,374
Brignole Co., Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.00%), 4.80%,
02/24/42
(a) (e)
..................... EUR 81 84,872
Bristol Park CLO Ltd.
(a)(b)
Series 2016-1A, Class AR, (3-mo. CME Term
SOFR at 0.99% Floor + 1.25%), 5.91%,
04/15/29 ..................... USD 1,813 1,815,450
Series 2016-1A, Class BR, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 6.37%,
04/15/29 ..................... 250 250,250
Bryant Park Funding Ltd., Series 2024-24A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 6.01%, 10/15/37
(a) (b)
..... 3,250 3,260,875
Buckhorn Park CLO Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 5.63%, 07/18/34
(a) (b)
..... 320 321,611
Canyon Capital CLO Ltd., Series 2016-1A,
Class AR, (3-mo. CME Term SOFR at 0.00%
Floor + 1.33%), 5.99%, 07/15/31
(a) (b)
..... 196 195,937
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.99%,
07/15/31 ..................... 195 195,205
Series 2020-3A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.61%,
10/15/37 ..................... 350 354,373
Cardiff Auto Receivables Securitisation plc
(a)(e)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.60%, 08/20/31 ................ GBP 357 448,259
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
7.30%, 08/20/31 ................ 271 340,687
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (3-mo. CME Term SOFR at 0.00%
Floor + 1.29%), 5.88%, 04/30/31
(a) (b)
..... USD 904 905,852
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2012-4A, Class A1R4, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%),
5.75%, 04/22/32 ................ 839 839,218
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
5.88%, 04/17/31 ................ 353 353,776
Series 2014-2RA, Class A1, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
5.84%, 05/15/31 ................ 311 311,204
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
5.93%, 07/27/31 ................ 105 105,477
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.06%, 07/15/31 ................ 218 218,384
Series 2014-5A, Class A2RR, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
6.37%, 07/15/31 ................ 250 251,296
Series 2015-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.22% Floor + 1.22%),
5.84%, 07/20/32 ................ 684 684,152

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
6.54%, 10/21/37 ................ USD 1,420 $ 1,424,495
Series 2019-1A, Class A1AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
5.96%, 04/20/31 ................ 213 213,720
Series 2021-6A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.08%,
07/15/34 ..................... 800 801,367
CarVal CLO II Ltd., Series 2019-1A, Class AR2,
(3-mo. CME Term SOFR at 1.02% Floor +
1.02%), 5.38%, 04/20/32
(a) (b)
.......... 290 290,559
Cayuga Park CLO Ltd., Series 2020-1A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.03%, 07/17/34
(a) (b)
......... 690 691,126
CBAM Ltd.
(a)(b)
Series 2019-10A, Class A1R, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.00%, 04/20/32 ................ 508 508,796
Series 2020-12A, Class AR, (3-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.06%, 07/20/34 ................ 250 250,457
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
5.96%, 04/20/34 ................ 710 711,761
Series 2013-1A, Class BRR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.23%, 04/20/34 ................ 680 680,345
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 5.93%, 04/20/34
(a) (b)
3,930 3,936,377
Cedar Funding VII CLO Ltd., Series 2018-7A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.08%), 5.70%, 01/20/31
(a) (b)
..... 212 212,650
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R2, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.57%, 05/29/32
(a) (b)
280 280,008
Cedar Funding XIX CLO Ltd., Series 2024-19A,
Class A1, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 0.00%, 01/23/38
(a) (b)
..... 250 250,000
CIFC Funding  Ltd., Series 2019-3A, Class
CR2, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 0.00%, 01/16/38
(a) (b)
..... 490 490,000
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class BRR, (3-mo. CME Term SOFR at
2.05% Floor + 2.05%), 6.67%, 04/21/37
(a) (b)
340 343,199
CIFC Funding 2018-II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR at
1.37% Floor + 1.37%), 6.02%, 10/20/37
(a) (b)
250 250,876
CIFC Funding 2018-III Ltd., Series 2018-3A,
Class A, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.99%, 07/18/31
(a) (b)
..... 205 205,487
CIFC Funding 2019-III Ltd., Series 2019-3A,
Class A2R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 6.56%, 10/16/34
(a) (b)
250 251,608
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 6.53%, 07/23/37
(a) (b)
..... 1,450 1,453,786
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A1L2, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
5.89%, 10/18/30 ................ 173 173,591
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
5.88%, 04/24/31 ................ USD 162 $ 162,266
Series 2013-4A, Class BRR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
6.48%, 04/27/31 ................ 250 250,570
Series 2014-3A, Class A1R2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.46%),
6.09%, 10/22/31 ................ 424 424,275
Series 2014-3A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.06%),
6.69%, 10/22/31 ................ 1,200 1,202,120
Series 2014-4RA, Class A2AR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.66%, 01/17/35 ................ 250 251,477
Series 2015-3A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.41%), 6.03%,
04/19/29 ..................... 330 329,908
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
6.17%, 04/21/37 ................ 1,190 1,199,475
Series 2017-5A, Class AR, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.06%,
07/17/37 ..................... 250 250,790
Series 2018-1A, Class A1R, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.79%, 01/18/38 ................ 960 962,881
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.17%,
01/18/38 ..................... 500 501,310
Series 2019-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.98%, 10/20/37 ................ 1,370 1,374,269
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.06%, 01/15/35 ................ 250 250,412
Series 2020-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.07%, 07/15/36 ................ 300 300,493
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.57%,
07/15/36 ..................... 740 743,883
Series 2020-3A, Class A1R, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.01%, 10/20/34 ................ 1,600 1,602,776
Series 2021-5A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.06%,
07/15/34 ..................... 330 330,545
Series 2021-5A, Class A1R, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
0.00%, 01/15/38 ................ 1,225 1,225,000
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.06%,
10/15/34 ..................... 250 250,409
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.15%, 04/20/37 ................ 280 282,225
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.99%,
04/22/34 ..................... 730 731,761
Series 2021-3A, Class AR, (3-mo. CME Term
SOFR at 1.07% Floor + 1.07%), 0.00%,
01/25/35 ..................... 850 850,000
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 .. 166 148,415

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-B, Class C, 2.72%, 06/25/52 . USD 70 $ 63,285
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
........... 588 576,103
Creeksource Dunes Creek CLO Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.74%,
01/15/38 ..................... 250 250,000
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
01/15/38 ..................... 250 250,000
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 4.30%, 02/22/34
(a) (e)
......... EUR 260 267,387
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 4.65%,
01/15/37
(a)
...................... USD 88 82,677
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at
1.39% Floor + 1.39%), 6.02%, 10/15/37
(a) (b)
1,620 1,635,385
Diameter Capital CLO 3 Ltd.
(a)(b)
Series 2022-3A, Class A1A, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.05%, 04/15/37 ................ 690 690,000
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
0.00%, 01/15/38 ................ 690 690,000
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.95%, 10/20/37
(a) (b)
4,590 4,628,625
Dowson plc, Series 2024-1, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
2.35%), 7.06%, 08/20/31
(a) (e)
.......... GBP 100 124,677
Dryden 104 CLO Ltd., Series 2022-104A, Class
A1R, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.81%, 08/20/34
(a) (b)
..... USD 690 690,148
Dryden 37 Senior Loan Fund, Series 2015-37A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.02%, 01/15/31
(a) (b)
..... 347 348,045
Dryden 41 Senior Loan Fund, Series 2015-41A,
Class AR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 5.89%, 04/15/31
(a) (b)
..... 523 523,423
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR3, (3-mo. CME Term SOFR at
1.07% Floor + 1.07%), 5.69%, 04/20/34
(a) (b)
1,180 1,179,956
Dryden 50 Senior Loan Fund
(a)(b)
Series 2017-50A, Class A1R, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
5.92%, 07/15/30 ................ 162 161,915
Series 2017-50A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.57%,
07/15/30 ..................... 250 250,705
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.38%), 6.04%, 01/15/31
(a) (b)
.......... 4,031 4,032,270
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.28%), 5.94%, 04/15/31
(a) (b)
......... 525 525,663
Dryden 57 CLO Ltd., Series 2018-57A, Class
A, (3-mo. CME Term SOFR at 1.01% Floor +
1.27%), 5.80%, 05/15/31
(a) (b)
.......... 186 185,523
Dryden 58 CLO Ltd., Series 2018-58A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.26%), 5.91%, 07/17/31
(a) (b)
......... 214 213,902
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 5.86%, 04/18/31
(a) (b)
.......... USD 200 $ 200,428
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.49%, 07/18/30
(a) (b)
.......... 250 250,541
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.90%, 05/20/34
(a) (b)
......... 810 811,664
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 5.88%, 05/20/34
(a) (b)
......... 520 521,287
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.16%), 5.82%, 04/15/29
(a) (b)
320 320,745
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
...................... 446 441,764
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 6.14%, 04/20/37
(a) (b)
..... 1,010 1,017,645
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.91%, 10/20/37 ................ 1,250 1,255,910
Series 2019-2A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.26%, 10/20/37 ................ 250 251,139
Elmwood CLO III Ltd., Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 6.33%, 07/18/37
(a) (b)
..... 250 251,074
Elmwood CLO VI Ltd., Series 2020-3A, Class
ARR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 6.01%, 07/18/37
(a) (b)
..... 610 611,861
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.91%, 10/17/37
(a) (b)
..... 250 250,640
Elmwood CLO XII Ltd., Series 2021-5A, Class
AR, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.93%, 10/15/37
(a) (b)
......... 960 963,205
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 6.78%, 10/15/34
(a) (b)
..... EUR 250 261,087
Flatiron CLO 19 Ltd., Series 2019-1A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 5.83%, 11/16/34
(a) (b)
.......... USD 250 250,026
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.98%, 10/19/37 ................ 3,150 3,167,278
Series 2021-1A, Class A2R, (3-mo. CME
Term SOFR at 1.58% Floor + 1.58%),
6.20%, 10/19/37 ................ 430 430,538
Flatiron CLO 25 Ltd.
(a)(b)
Series 2024-2A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.62%,
10/17/37 ..................... 260 260,904
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.87%,
10/17/37 ..................... 250 251,334
Fortuna Consumer Loan ABS DAC, Series
2024-2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.65%), 4.49%, 10/18/34
(a) (e)
..... EUR 200 207,737

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 6.50%,
01/19/39 ..................... USD 1,787 $ 1,778,441
Series 2022-FL5, Class A, (1-mo. CME Term
SOFR at 2.30% Floor + 2.30%), 6.67%,
06/19/37 ..................... 516 516,164
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 7.29%,
10/19/39 ..................... 827 828,487
Series 2024-FL9, Class A, (1-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 6.00%,
10/19/39 ..................... 931 928,741
FTA Consumo Santander
(a)(e)
Series 7, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 4.19%, 07/20/38 EUR 200 207,070
Series 7, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.65%), 4.53%, 07/20/38 200 207,106
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 5.89%, 10/15/30
(a) (b)
..... USD 115 115,543
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.02%, 07/15/31
(a) (b)
......... 219 219,548
Galaxy XX CLO Ltd., Series 2015-20A, Class
AR, (3-mo. CME Term SOFR at 1.00% Floor
+ 1.26%), 5.88%, 04/20/31
(a) (b)
......... 465 465,573
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.17%), 5.68%, 11/22/31
(a) (b)
......... 321 321,470
Generate CLO 2 Ltd.
(a)(b)
Series 2A, Class AR2, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.04%,
10/22/37 ..................... 650 653,553
Series 2A, Class BR2, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.43%,
10/22/37 ..................... 640 643,570
Generate CLO 20 Ltd.
(a)(b)
Series 2024-20A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 0.00%,
01/25/38 ..................... 850 850,000
Series 2024-20A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 0.00%,
01/25/38 ..................... 510 510,000
Generate CLO 4 Ltd., Series 4A, Class ARR,
(3-mo. CME Term SOFR at 1.43% Floor +
1.43%), 6.05%, 07/20/37
(a) (b)
.......... 1,050 1,053,382
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.25%, 04/22/37
(a) (b)
.......... 280 281,220
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 4.34%, 09/22/43
(a) (e)
.......... EUR 387 403,698
Golden Ray SA-Compartment 1, Series 1,
Class C, (1-mo. EURIBOR at 0.00% Floor +
2.00%), 4.85%, 12/27/57
(a) (e)
.......... 100 102,922
GoldenTree Loan Management US CLO 11 Ltd.,
Series 2021-11A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.08%), 5.59%,
10/20/34
(a) (b)
..................... USD 1,740 1,739,977
GoldenTree Loan Management US CLO 23
Ltd.
(a)(b)
Series 2024-23A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.60%,
01/20/39 ..................... 370 370,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-23A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.93%,
01/20/39 ..................... USD 590 $ 590,000
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 6.43%,
04/20/30
(a) (b)
..................... 250 250,481
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.20%,
01/20/34
(a) (b)
..................... 490 490,290
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.08%,
07/20/34
(a) (b)
..................... 500 500,201
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.11%, 10/25/37 ................ 250 250,844
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 6.41%,
10/25/37 ..................... 250 250,377
Series 2024-76A, Class D1, (3-mo. CME
Term SOFR at 2.90% Floor + 2.90%),
7.64%, 10/25/37 ................ 250 254,251
GoodLeap Sustainable Home Solutions
Trust, Series 2023-1GS, Class A, 5.52%,
02/22/55
(b)
...................... 505 480,635
Greenwood Park CLO Ltd., Series 2018-1A,
Class A2, (3-mo. CME Term SOFR at 0.00%
Floor + 1.27%), 5.93%, 04/15/31
(a) (b)
..... 117 117,311
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14% Floor
+ 0.25%), 4.59%, 03/25/36
(a)
.......... 419 134,138
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.10%, 04/20/34
(a) (b)
.......... 270 270,297
Henley CLO IV DAC, Series 4X, Class B1,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
4.44%, 04/25/34
(a) (e)
................ EUR 130 133,928
Hill FL BV, Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.95%), 4.79%,
10/18/32
(a) (e)
..................... 100 104,140
Huntington Bank Auto Credit-Linked Notes
(a)(b)
Series 2024-1, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.40%), 6.00%,
05/20/32 ..................... USD 1,129 1,132,043
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.95%,
10/20/32 ..................... 1,852 1,855,802
Kings Park CLO Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 6.01%, 01/21/35
(a) (b)
.......... 250 250,748
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor + 1.96%),
6.32%, 09/15/29
(a) (b)
................ 234 233,913
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo.
CME Term SOFR at 1.17% Floor + 1.43%),
6.05%, 07/20/34
(a) (b)
................ 250 250,251
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.95%,
01/20/31
(a) (b)
..................... 299 298,824
LCM 29 Ltd., Series 29A, Class AR, (3-mo.
CME Term SOFR at 1.07% Floor + 1.33%),
5.99%, 04/15/31
(a) (b)
................ 204 204,416

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LCM XIV LP, Series 14A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor + 1.30%),
5.92%, 07/20/31
(a) (b)
................ USD 107 $ 106,813
Lendmark Funding Trust
(b)
Series 2022-1A, Class A, 5.12%, 07/20/32 . 1,696 1,699,634
Series 2023-1A, Class D, 8.69%, 05/20/33 . 936 945,513
Series 2024-1A, Class B, 5.88%, 06/21/32 . 437 439,700
Series 2024-1A, Class C, 6.40%, 06/21/32 . 168 168,351
Series 2024-1A, Class D, 7.21%, 06/21/32 . 195 196,071
Series 2024-2A, Class B, 4.86%, 02/21/34 . 263 255,856
Series 2024-2A, Class C, 5.25%, 02/21/34 . 100 96,939
Series 2024-2A, Class D, 5.69%, 02/21/34 . 114 111,148
LoanCore Issuer Ltd., Series 2022-CRE7, Class
A, (SOFR 30 day Average at 1.55% Floor +
1.55%), 6.15%, 01/17/37
(a) (b)
.......... 1,073 1,078,271
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 0.26%
Floor + 1.64%), 6.28%, 01/17/30
(a) (b)
..... 250 250,373
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.90%, 07/27/34
(a) (b)
250 250,501
Madison Park Funding LXII Ltd., Series 2022-
62A, Class AR, (3-mo. CME Term SOFR at
1.85% Floor + 1.85%), 6.50%, 07/17/36
(a) (b)
500 502,621
Madison Park Funding XIV Ltd., Series 2014-
14A, Class AR3, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.83%, 10/22/30
(a) (b)
365 365,844
Madison Park Funding XIX Ltd., Series 2015-
19A, Class AR3, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 6.23%, 01/22/37
(a) (b)
1,229 1,236,970
Madison Park Funding XL Ltd., Series 9A, Class
AR2, (3-mo. CME Term SOFR at 0.99%
Floor + 1.25%), 5.77%, 05/28/30
(a) (b)
..... 755 756,354
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. CME Term SOFR at 0.00%
Floor + 2.06%), 6.69%, 11/21/30
(a) (b)
..... 250 250,070
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR at
0.94% Floor + 1.20%), 5.82%, 10/21/30
(a) (b)
199 198,982
Madison Park Funding XXI Ltd., Series
2016-21A, Class AARR, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 6.00%,
10/15/32
(a) (b)
..................... 610 610,010
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
5.85%, 07/27/31 ................ 192 192,253
Series 2017-23A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
6.43%, 07/27/31 ................ 250 250,502
Series 2017-23A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
6.88%, 07/27/31 ................ 250 250,652
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 6.17%, 10/20/29
(a) (b)
250 250,490
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class AR, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.81%, 10/18/30
(a) (b)
217 216,701
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (3-mo. CME Term SOFR at
0.26% Floor + 1.29%), 5.91%, 04/20/30
(a) (b)
108 107,735
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A1R, (3-mo. CME Term SOFR at
1.36% Floor + 1.36%), 6.01%, 07/16/37
(a) (b)
1,770 1,777,522
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class AR, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.95%, 10/15/32
(a) (b)
USD 540 $ 540,681
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.03%,
07/17/34
(a) (b)
..................... 1,130 1,131,753
Man GLG Euro CLO VI DAC, Series 6A, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 6.68%, 10/15/32
(a) (b)
.......... EUR 320 333,453
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.07%, 12/18/30
(a) (b)
..... USD 114 114,386
Mariner CLO LLC, Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 6.22%, 01/23/37
(a) (b)
.......... 270 270,995
Mariner Finance issuance Trust, Series 2024-
BA, Class A, 4.91%, 11/20/38
(b)
........ 3,007 2,959,089
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class B, 3.21%, 08/21/34 86 86,270
Series 2020-AA, Class C, 4.10%, 08/21/34 330 328,768
Series 2024-AA, Class A, 5.13%, 09/22/36 . 1,174 1,173,524
Series 2024-AA, Class D, 6.77%, 09/22/36 100 101,017
Meacham Park CLO Ltd., Series 2024-1A,
Class B, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.39%, 10/20/37
(a) (b)
..... 730 733,344
MF1 LLC, Series 2023-FL12, Class A, (1-mo.
CME Term SOFR at 2.07% Floor + 2.07%),
6.43%, 10/19/38
(a) (b)
................ 460 461,759
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.52%,
06/19/37 ..................... 850 850,621
Series 2022-FL10, Class A, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
7.00%, 09/17/37 ................ 408 408,197
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
6.10%, 03/19/39 ................ 447 448,116
MidOcean Credit CLO VIII, Series 2018-8A,
Class A1R, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 5.83%, 02/20/31
(a) (b)
150 150,182
MidOcean Credit CLO XI Ltd., Series 2022-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.53%, 01/18/36
(a) (b)
350 350,000
MidOcean Credit CLO XII Ltd., Series 2023-
12A, Class A1R, (3-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.97%, 04/18/36
(a) (b)
760 760,789
Mila BV, Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.45%), 4.22%,
09/16/41
(a) (e)
..................... EUR 100 103,440
Milos CLO Ltd., Series 2017-1A, Class AR,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 5.95%, 10/20/30
(a) (b)
.......... USD 128 128,706
Mosaic Solar Loan Trust, Series 2023-1A, Class
A, 5.32%, 06/20/53
(b)
............... 280 269,343
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 6.13%, 10/20/30
(a) (b)
.......... 164 163,862
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class A3, (1-mo. CME Term
SOFR at 0.00% Floor + 1.71%), 6.11%,
10/15/31
(a)
.................... 115 115,145

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-AA, Class A3, (1-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 6.21%,
11/15/30
(a)
.................... USD 188 $ 188,262
Series 2018-BA, Class A2A, 3.61%, 12/15/59 67 66,218
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 5.41%,
11/15/68
(a)
.................... 220 219,506
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%,
12/15/59 ..................... 331 325,172
Series 2019-CA, Class A2, 3.13%, 02/15/68 207 201,487
Series 2021-DA, Class B, 2.61%, 04/15/60 201 175,424
Series 2021-DA, Class C, 3.48%, 04/15/60 950 866,705
Series 2021-DA, Class D, 4.00%, 04/15/60 300 272,609
Series 2024-A, Class A, 5.66%, 10/15/72 .. 3,078 3,109,904
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
......... 155 150,263
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (3-mo. CME Term
SOFR at 1.04% Floor + 1.30%), 5.96%,
04/15/34
(a) (b)
..................... 570 571,136
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 6.57%, 07/15/34
(a) (b)
250 251,237
Neuberger Berman Loan Advisers CLO 31
Ltd.
(a)(b)
Series 2019-31A, Class AR, (3-mo. CME
Term SOFR at 1.04% Floor + 1.30%),
5.92%, 04/20/31 ................ 245 245,417
Series 2019-31A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
6.43%, 04/20/31 ................ 1,250 1,252,720
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%), 5.99%,
10/16/33
(a) (b)
..................... 640 641,420
Neuberger Berman Loan Advisers CLO 34
Ltd.
(a)(b)
Series 2019-34A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
5.86%, 01/20/35 ................ 250 250,317
Series 2019-34A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.37%, 01/20/35 ................ 250 250,503
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class A, (3-mo. CME Term
SOFR at 1.06% Floor + 1.32%), 5.97%,
04/16/33
(a) (b)
..................... 896 895,679
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.01%,
07/16/35
(a) (b)
..................... 880 881,844
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.05%,
10/14/35
(a) (b)
..................... 910 911,481
New Mountain CLO 1 Ltd., Series CLO-1A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.12%, 10/15/34
(a) (b)
..... 500 500,192
New Mountain CLO 2 Ltd., Series CLO-2A,
Class A1R, (3-mo. CME Term SOFR at
1.36% Floor + 1.36%), 5.72%, 01/15/38
(a) (b)
390 389,996
New Mountain CLO 3 Ltd., Series CLO-3A,
Class C, (3-mo. CME Term SOFR at 2.10%
Floor + 2.36%), 6.98%, 10/20/34
(a) (b)
..... 1,000 1,001,515
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Newday Funding Master Issuer plc
(a)(e)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.11%, 07/15/32 ................ GBP 134 $ 167,867
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.61%, 07/15/32 ................ 156 195,779
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
7.36%, 07/15/32 ................ 337 424,029
Noria DE, Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.65%), 4.50%,
02/25/43
(a) (e)
..................... EUR 100 103,587
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (3-mo.
EURIBOR at 1.90% Floor + 1.90%), 5.12%,
01/21/35
(a) (b)
..................... 250 258,965
Oaktree CLO Ltd., Series 2024-27A, Class A2,
(3-mo. CME Term SOFR at 1.57% Floor +
1.57%), 6.35%, 10/22/37
(a) (b)
.......... USD 250 250,254
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
5.96%, 04/26/31 ................ 55 54,658
Series 2015-9A, Class A1R2, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.90%, 01/15/33 ................ 550 550,914
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.04%, 04/26/36 ................ 300 300,469
Series 2016-12A, Class BAR3, (3-mo. CME
Term SOFR at 1.68% Floor + 1.68%),
6.31%, 10/18/37 ................ 430 432,203
Series 2016-12A, Class XR3, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.83%, 10/18/37 ................ 450 450,204
Series 2017-13A, Class AR2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.90%, 11/26/37 ................ 250 251,195
Series 2017-14A, Class D1R, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.84%, 07/20/37 ................ 360 365,550
Series 2018-15A, Class AR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
0.00%, 01/20/38 ................ 1,060 1,060,000
Series 2019-16A, Class AR, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
5.94%, 04/10/33 ................ 263 263,341
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.60%, 07/20/37 ................ 320 322,009
Series 2020-18A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.33%, 07/20/37 ................ 250 254,003
Series 2020-19A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.58%, 10/20/34 ................ 250 251,326
Series 2024-37A, Class A1, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.93%, 10/15/37 ................ 310 312,230
Series 2024-37A, Class B1, (3-mo. CME
Term SOFR at 1.68% Floor + 1.68%),
6.25%, 10/15/37 ................ 310 311,583
Octagon 66 Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.24%, 11/16/36
(a) (b)
.......... 1,010 1,015,936

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.22%), 5.87%,
04/16/31
(a) (b)
..................... USD 865 $ 866,577
Octagon Investment Partners 36 Ltd., Series
2018-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.23%), 5.89%,
04/15/31
(a) (b)
..................... 185 185,226
Octagon Investment Partners 39 Ltd., Series
2018-3A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%), 5.77%,
10/20/30
(a) (b)
..................... 366 366,798
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.57%,
07/15/36
(a) (b)
..................... 710 712,840
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.03%,
07/20/34
(a) (b)
..................... 1,910 1,912,955
Octagon Investment Partners XIV Ltd., Series
2012-1A, Class AARR, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%), 5.87%,
07/15/29
(a) (b)
..................... 8 8,004
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.61%), 6.23%,
07/19/30
(a) (b)
..................... 320 320,342
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 5.93%,
07/17/30
(a) (b)
..................... 1,828 1,829,695
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.89%,
01/25/31
(a) (b)
..................... 798 798,079
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.03%,
04/21/34 ..................... 3,470 3,471,757
Series 2019-2A, Class AR2, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
0.00%, 01/21/38
(c)
............... 3,470 3,470,000
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.83%, 01/20/38
(a) (b)
2,200 2,210,155
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 6.31%, 01/22/38
(a) (b)
250 250,000
OHA Credit Funding 5 Ltd.
(a)(b)
Series 2020-5A, Class AR, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 6.13%,
10/18/37 ..................... 1,950 1,957,605
Series 2020-5A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.48%, 10/18/37 ................ 250 251,271
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.97%, 10/19/37
(a) (b)
560 562,255
OHA Credit Partners XI Ltd., Series 2015-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.46% Floor + 1.46%), 6.08%, 04/20/37
(a) (b)
300 301,241
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.98%, 10/18/37
(a) (b)
..... 1,160 1,164,518
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.30%), 5.82%, 05/23/31
(a) (b)
......... USD 3,346 $ 3,345,250
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 514,841
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,319,309
Series 2021-1A, Class C, 2.22%, 06/16/36 . 100 90,475
Orchard Park CLO Ltd.
(a)(b)
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.01%,
10/20/37 ..................... 3,070 3,079,534
Series 2024-1A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.35%,
10/20/37 ..................... 280 281,567
Owl Rock CLO V Ltd., Series 2020-5A, Class
A1R, (3-mo. CME Term SOFR at 1.78%
Floor + 1.78%), 6.40%, 04/20/34
(a) (b)
..... 250 253,885
OZLM XVIII Ltd., Series 2018-18A, Class A,
(3-mo. CME Term SOFR at 1.02% Floor +
1.28%), 5.94%, 04/15/31
(a) (b)
.......... 424 424,625
OZLM XXII Ltd., Series 2018-22A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.33%), 5.98%, 01/17/31
(a) (b)
.......... 94 94,210
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 6.58%, 07/20/32
(a) (b)
..... 250 250,632
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
5.91%, 10/17/31 ................ 277 276,827
Series 2015-1A, Class A1A4, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.91%, 05/21/34 ................ 5,525 5,525,000
Series 2015-1A, Class A1A5, (3-mo. CME
Term SOFR at 1.05% Floor + 1.05%),
0.00%, 05/21/34 ................ 5,525 5,525,000
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
6.48%, 05/21/34 ................ 250 249,997
Series 2015-1A, Class A2R5, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
0.00%, 05/21/34 ................ 250 250,000
Series 2015-2A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
6.43%, 07/20/30 ................ 500 500,419
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.17%, 11/15/36 ................ 250 251,200
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.07%,
01/15/35 ..................... 250 250,647
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.57%,
10/15/34 ..................... 2,500 2,512,333
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.97%, 07/20/37 ................ 500 502,743
Series 2022-3A, Class B1R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
6.22%, 07/20/37 ................ 250 251,206
Series 2022-3A, Class D1R, (3-mo. CME
Term SOFR at 2.95% Floor + 2.95%),
7.57%, 07/20/37 ................ 250 254,113

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.94%,
07/20/37 ..................... USD 750 $ 753,697
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2021-2A, Class A2, (3-mo. CME Term
SOFR at 1.51% Floor + 1.51%), 6.03%,
05/20/29 ..................... 249 248,633
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 6.56%,
10/15/30 ..................... 340 341,168
Series 2022-2A, Class B, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.86%,
10/15/30 ..................... 250 250,541
Series 2024-1A, Class A2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 6.56%,
10/15/32 ..................... 500 500,439
PCL Funding IX plc, Series 2024-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 6.01%, 07/16/29
(a) (e)
..... GBP 135 169,690
PFS Financing Corp., 5.54%, 10/16/28
(b) (c)
... USD 2,000 1,996,875
Pikes Peak CLO 8, Series 2021-8A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.05%, 07/20/34
(a) (b)
.......... 1,570 1,570,000
Pony SA Compartment German Auto Loans
(a)(e)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 4.10%, 01/14/33 EUR 100 103,501
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 4.55%, 01/14/33 100 103,483
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... USD 24 23,603
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.70%,
07/25/51 ..................... 328 327,402
Series 2021-1A, Class B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.61%), 6.95%,
07/25/51 ..................... 64 63,985
Series 2021-1A, Class C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.86%), 8.20%,
07/25/51 ..................... 57 57,507
Quarzo SRL, Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 2.30%), 5.19%,
06/15/41
(a) (e)
..................... EUR 100 104,520
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.86%, 10/15/30
(a) (b)
..... USD 449 449,159
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.02%, 07/24/32
(a) (b)
.......... 677 677,835
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 5.97%,
01/20/34 ..................... 620 621,209
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.53%,
01/20/34 ..................... 250 251,027
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.37%), 6.71%,
10/25/39
(a) (b)
..................... 546 547,167
Recette CLO Ltd., Series 2015-1A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.66%), 6.28%, 04/20/34
(a) (b)
.......... 250 250,038
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Red & Black Auto Italy SRL, Series 3, Class C,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
4.36%, 07/28/36
(a) (e)
................ EUR 100 $ 103,978
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.63%, 01/25/38
(a) (b)
......... USD 360 360,000
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.04%, 04/20/34
(a) (b)
..... 1,040 1,042,280
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
5.77%, 06/20/34 ................ 720 720,935
Series 2016-1A, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
6.22%, 06/20/34 ................ 250 251,440
Regatta VIII Funding Ltd., Series 2017-1A,
Class BR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 6.70%, 04/17/37
(a) (b)
..... 250 252,099
Regatta XI Funding Ltd.
(a)(b)
Series 2018-1A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.05%,
07/17/37 ..................... 1,250 1,253,975
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.40%,
07/17/37 ..................... 6,720 6,778,956
Regatta XII Funding Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 6.05%, 10/15/37
(a) (b)
..... 670 671,796
Regatta XIX Funding Ltd., Series 2022-1A,
Class A1, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.94%, 04/20/35
(a) (b)
..... 280 280,503
Regatta XV Funding Ltd., Series 2018-4A,
Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.83%, 10/25/31
(a) (b)
209 208,813
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.02%,
01/15/34 ..................... 250 250,414
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 6.37%,
01/15/34 ..................... 250 251,276
Regatta XXIII Funding Ltd., Series 2021-4A,
Class A1, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.03%, 01/20/35
(a) (b)
..... 250 250,429
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 .. 3 2,778
Series 2021-1, Class A, 1.68%, 03/17/31 .. 228 225,945
Series 2021-2, Class B, 2.35%, 08/15/33 .. 130 116,970
Series 2021-2, Class C, 3.23%, 08/15/33 .. 323 293,140
Series 2022-1, Class A, 3.07%, 03/15/32 .. 2,058 2,031,547
Series 2022-1, Class B, 3.71%, 03/15/32 .. 151 146,327
Series 2022-1, Class C, 4.46%, 03/15/32 .. 100 96,754
Series 2024-1, Class D, 7.46%, 07/15/36 .. 108 111,769
Series 2024-2, Class A, 5.11%, 12/15/33 .. 741 742,106
Series 2024-2, Class D, 6.33%, 12/15/33 .. 108 108,111
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(3-mo. CME Term SOFR at 1.06% Floor +
1.32%), 5.95%, 01/18/34
(a) (b)
.......... 1,220 1,221,680
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
5.98%, 04/20/34 ................ 917 918,221

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-2A, Class BR, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 6.42%,
10/15/29 ..................... USD 1,945 $ 1,948,394
Series 2017-2A, Class DR, (3-mo. CME
Term SOFR at 2.85% Floor + 3.11%),
7.77%, 10/15/29 ................ 1,039 1,044,687
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 6.07%,
10/20/30 ..................... 1,478 1,480,982
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.88%,
05/20/31 ..................... 1,206 1,208,798
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.04%,
10/20/31 ..................... 159 158,825
Series 2021-2A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.04%,
07/20/34 ..................... 430 430,062
Romark CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.92%, 10/23/30
(a) (b)
.......... 118 118,477
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 5.91%, 04/20/31
(a) (b)
.......... 586 586,747
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
6.52%, 10/15/34
(a) (b)
................ 995 1,000,054
RR 24 Ltd., Series 2022-24A, Class A1A2,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.65%, 01/15/37
(a) (b)
.......... 500 500,000
RR 26 Ltd., Series 2023-26A, Class A1, (3-mo.
CME Term SOFR at 1.78% Floor + 1.78%),
6.44%, 04/15/38
(a) (b)
................ 250 250,988
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.21%, 04/15/37
(a) (b)
.......... 1,180 1,186,094
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 6.05%, 07/15/39
(a) (b)
.......... 250 251,497
RR 32 Ltd.
(a)(b)
Series 2024-32RA, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
6.02%, 10/15/39 ................ 2,850 2,861,576
Series 2024-32RA, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.36%, 10/15/39 ................ 250 251,592
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.61%, 07/15/39
(a) (b)
................ 250 251,610
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.07%, 07/15/35
(a) (b)
................ 2,140 2,143,454
RRX 7 Ltd., Series 2022-7A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
6.01%, 07/15/35
(a) (b)
................ 360 360,617
Sandstone Peak Ltd.
(a)(b)
Series 2021-1A, Class A2R, (3-mo. CME
Term SOFR at 1.55% Floor + 1.68%),
6.34%, 10/15/34 ................ 480 481,029
Series 2021-1A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.83%),
6.49%, 10/15/34 ................ 250 251,090
SC Germany SA Compartment Consumer
(a)(e)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 4.30%, 05/14/38 EUR 200 207,436
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 4.60%, 05/14/38 EUR 100 $ 103,721
SCF Rahoituspalvelut XIII DAC, Series 13,
Class C, (1-mo. EURIBOR at 0.00% Floor +
1.40%), 4.20%, 06/25/34
(a) (e)
.......... 100 103,589
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.98%, 10/20/37 ................ USD 250 251,006
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.36%,
10/20/37 ..................... 250 250,660
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.94%, 10/20/37
(a) (b)
..... 490 492,689
Silver Point CLO 5 Ltd., Series 2024-5A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 6.13%, 10/20/37
(a) (b)
......... 250 252,413
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.66%, 07/21/37
(a) (b)
......... 1,220 1,227,511
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.98%, 07/20/34
(a) (b)
..... 3,815 3,821,164
SLM Private Education Loan Trust, Series 2010-
C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 9.26%, 10/15/41
(a) (b)
2,218 2,298,468
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 .. 404 400,261
Series 2016-B, Class A2A, 2.43%, 02/17/32 46 45,352
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 1,851 1,715,856
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,320,391
Series 2021-A, Class C, 2.99%, 01/15/53 . 1,559 1,336,329
Series 2021-A, Class D1, 3.86%, 01/15/53 . 406 362,915
Series 2021-A, Class D2, 3.86%, 01/15/53 . 278 248,993
Series 2021-C, Class B, 2.30%, 01/15/53 . 161 154,495
Series 2021-C, Class C, 3.00%, 01/15/53 . 97 83,532
Series 2021-C, Class D, 3.93%, 01/15/53 . 41 36,306
Series 2024-A, Class A1A, 5.24%, 03/15/56 309 307,871
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.05%,
03/15/56
(a)
.................... 4,262 4,345,695
Series 2024-C, Class A1B, (SOFR 30 day
Average at 1.10% Floor + 1.10%), 5.70%,
06/17/52
(a)
.................... 791 793,153
SoFi Personal Loan Trust, Series 2024-1A,
Class A, 6.06%, 02/12/31
(b)
........... 1,836 1,849,070
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.94%, 07/20/32
(a) (b)
250 250,518
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
4.78%, 04/15/33
(a) (e)
................ EUR 310 321,031
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 6.17%, 10/15/30
(a) (b)
.......... USD 349 349,062
Subway Funding LLC, Series 2024-1A, Class
A2II, 6.27%, 07/30/54
(b)
.............. 1,143 1,162,836
Sutton Park CLO DAC, Series 1X, Class BE,
(3-mo. EURIBOR at 2.35% Floor + 2.35%),
5.37%, 11/15/31
(a) (e)
................ EUR 202 210,725
Symphony CLO 40 Ltd., Series 2023-40A,
Class AR, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.73%, 01/05/38
(a) (b)
..... USD 250 251,075

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XIX Ltd., Series 2018-19A,
Class A, (3-mo. CME Term SOFR at 0.96%
Floor + 1.22%), 5.87%, 04/16/31
(a) (b)
..... USD 180 $ 179,733
Symphony CLO XVI Ltd., Series 2015-16A,
Class ARR, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.86%, 10/15/31
(a) (b)
224 224,276
Symphony CLO XVIII Ltd., Series 2016-18A,
Class A1R3, (3-mo. CME Term SOFR at
1.10% Floor + 1.10%), 5.73%, 07/23/33
(a) (b)
1,984 1,990,128
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.52%, 01/15/34
(a) (b)
..... 250 250,506
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.83%, 01/23/32
(a) (b)
..... 218 218,244
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 5.96%, 04/20/33
(a) (b)
..... 461 461,465
Symphony CLO XXXI Ltd., Series 2022-31A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.93%, 04/22/35
(a) (b)
..... 418 418,683
TAGUS-Sociedade de Titularizacao de Creditos
SA, Series 2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.80%), 4.65%, 10/27/42
(a) (e)
EUR 100 103,623
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.96% Floor
+ 1.22%), 5.71%, 11/18/30
(a) (b)
......... USD 178 178,193
Thayer Park CLO Ltd., Series 2017-1A, Class
A1R, (3-mo. CME Term SOFR at 1.04%
Floor + 1.30%), 5.92%, 04/20/34
(a) (b)
..... 250 250,382
TIAA CLO III Ltd., Series 2017-2A, Class A,
(3-mo. CME Term SOFR at 0.00% Floor +
1.41%), 6.06%, 01/16/31
(a) (b)
.......... 339 339,027
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.04%, 01/15/34
(a) (b)
.......... 1,060 1,061,735
TICP CLO XII Ltd., Series 2018-12A, Class AR,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.09%, 07/15/34
(a) (b)
.......... 380 380,657
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.05%, 07/21/34
(a) (b)
.......... 2,070 2,070,668
Trestles CLO V Ltd., Series 2021-5A, Class A1,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.05%, 10/20/34
(a) (b)
.......... 1,280 1,280,339
Trestles CLO VII Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.20%, 10/25/37
(a) (b)
......... 1,140 1,143,437
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,132,060
Trimaran CAVU Ltd., Series 2024-1A, Class A,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.64%, 01/25/38
(a) (b)
.......... 1,020 1,025,069
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.29%, 10/18/31
(a) (b)
..... 220 222,330
Trinitas CLO XIV Ltd., Series 2020-14A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 6.58%, 01/25/34
(a) (b)
......... 730 730,000
Trinitas CLO XVIII Ltd., Series 2021-18A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.43%), 6.05%, 01/20/35
(a) (b)
......... 250 250,035
Trinitas CLO XXVIII Ltd., Series 2024-28A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 6.18%, 04/25/37
(a) (b)
..... 250 251,121
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trinitas CLO XXXI Ltd., Series 2024-31A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.73%, 01/22/38
(a) (b)
......... USD 250 $ 250,644
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 5.96%, 07/18/31
(a) (b)
..... 266 266,165
Verdelite Static CLO Ltd., Series 2024-1A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 6.27%, 07/20/32
(a) (b)
..... 250 250,428
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class AAR2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.25%),
5.88%, 04/18/31 ................ 507 507,832
Series 2016-1A, Class A1R, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
5.95%, 01/20/31 ................ 181 180,923
Series 2017-3A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.30%),
5.92%, 04/20/34 ................ 465 465,756
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.21%), 5.83%,
04/19/31 ..................... 123 122,862
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.82%, 10/15/37 ................ 2,060 2,071,286
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
5.33%, 07/15/35
(a) (b)
................ EUR 250 260,800
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (3-mo. EURIBOR at
1.75% Floor + 1.75%), 4.93%, 04/15/35 440 457,675
Series 5A, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 6.28%, 04/15/35 250 261,225
Wellington Management CLO 1 Ltd., Series
2023-1A, Class A, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.42%,
10/20/36
(a) (b)
..................... USD 250 251,785
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.95%, 07/24/36 ................ 859 860,560
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.38%, 07/24/36 ................ 3,750 3,755,760
Series 2019-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.73%, 07/24/36 ................ 900 903,989
Whitebox CLO II Ltd., Series 2020-2A, Class
BR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.31%, 10/24/37
(a) (b)
..... 280 281,119
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
5.93%, 10/15/35 ................ 1,230 1,231,492
Series 2021-3A, Class DR, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
7.51%, 10/15/35 ................ 250 251,491
Wildwood Park CLO Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.94%, 10/20/37
(a) (b)
..... 690 692,202
Total Asset-Backed Securities — 9 .1%
(Cost: $ 351,442,419 ) .............................. 350,339,771

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.5%
BAE Systems plc
(b)
3.40% , 04/15/30 .................. USD 2,088 $ 1,925,951
1.90% , 02/15/31 .................. 234 193,553
5.25% , 03/26/31 .................. 1,968 1,971,735
L3Harris Technologies, Inc.
1.80% , 01/15/31 .................. 833 685,871
5.25% , 06/01/31 .................. 1,463 1,463,922
5.40% , 07/31/33 .................. 2,419 2,414,672
4.85% , 04/27/35 .................. 249 236,795
Lockheed Martin Corp.
1.85% , 06/15/30 .................. 328 281,142
3.60% , 03/01/35 .................. 657 575,989
Northrop Grumman Corp.
4.70% , 03/15/33 .................. 1,121 1,086,609
4.90% , 06/01/34 .................. 850 828,974
5.25% , 05/01/50 .................. 821 768,804
4.95% , 03/15/53 .................. 1,835 1,639,865
5.20% , 06/01/54 .................. 286 266,046
RTX Corp.
6.70% , 08/01/28 .................. 792 835,791
7.00% , 11/01/28 .................. 2,010 2,151,785
5.40% , 05/01/35 .................. 1,587 1,588,195
2.82% , 09/01/51 .................. 1,169 708,101
19,623,800
Banks — 3.6%
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ 1,416 1,444,185
Bangkok Bank PCL
(b)
5.30% , 09/21/28 .................. 200 200,728
5.50% , 09/21/33 .................. 200 199,832
Bank of America Corp.
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28
(a)
.................... 1,980 1,917,140
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(a)
834 696,744
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(a)
226 194,268
(1-day SOFR + 1.21%), 2.57% , 10/20/32
(a)
1,665 1,404,879
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(a)
2,941 2,527,896
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(a)
202 191,964
(1-day SOFR + 1.65%), 5.47% , 01/23/35
(a)
3,323 3,326,635
5.00% , 01/21/44 .................. 795 742,352
(3-mo. CME Term SOFR + 1.78%), 4.33% ,
03/15/50
(a)
.................... 768 628,700
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(a)
969 596,264
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(a)
2,808 1,784,984
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28 ..................... 299 287,766
(1-day SOFR + 1.34%), 4.54% , 09/19/30 . 407 395,481
(1-day SOFR + 1.35%), 3.06% , 01/25/33 . 5,099 4,380,258
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 1,002 899,615
(1-day SOFR + 2.09%), 4.91% , 05/24/33 . 1,998 1,931,056
(1-day SOFR + 1.45%), 5.45% , 06/11/35 . 5,698 5,649,845
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
..................... 2,705 2,670,466
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.93%), 5.57% , 04/22/28 . 2,478 2,520,090
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 1,432 1,345,012
(1-day SOFR + 0.86%), 4.51% , 10/22/28 . 32,062 31,778,456
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 539 538,510
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 1,463 1,491,890
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 19,098 19,015,407
(1-day SOFR + 2.04%), 2.52% , 04/22/31 . 3,441 3,031,398
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 2,421 2,006,700
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.18%), 2.55% , 11/08/32 . USD 4,020 $ 3,390,937
(1-day SOFR + 1.26%), 2.96% , 01/25/33 . 9,946 8,597,061
(1-day SOFR + 1.80%), 4.59% , 04/26/33 . 1,593 1,527,734
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 6,940 6,865,504
(3-mo. CME Term SOFR + 1.48%), 3.90% ,
01/23/49 ..................... 1,738 1,338,971
(1-day SOFR + 1.58%), 3.33% , 04/22/52 . 315 215,394
KeyBank NA
3.90% , 04/13/29 .................. 654 614,071
5.00% , 01/26/33 .................. 4,611 4,422,487
M&T Bank Corp., (1-day SOFR + 1.61%),
5.39%, 01/16/36
(a)
................ 3,606 3,493,429
Morgan Stanley Bank NA, (1-day SOFR +
0.68%), 4.45%, 10/15/27
(a)
........... 1,279 1,270,519
Wells Fargo & Co.
(1-day SOFR + 1.38%), 5.21% , 12/03/35
(a)
8,142 7,921,913
3.90% , 05/01/45 .................. 300 233,330
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(a)
.................... 3,026 2,686,026
Zions Bancorp NA, (1-day SOFR + 2.83%),
6.82%, 11/19/35
(a)
................ 3,169 3,191,074
139,566,971
Beverages — 0.0%
Coca-Cola Co. (The), 5.20%, 01/14/55 ..... 591 561,185
Biotechnology — 0.6%
AbbVie, Inc.
5.05% , 03/15/34 .................. 3,105 3,067,682
4.55% , 03/15/35 .................. 2,955 2,778,375
4.50% , 05/14/35 .................. 1,268 1,187,455
Amgen, Inc.
5.25% , 03/02/30 .................. 7,936 8,010,050
4.40% , 02/22/62 .................. 3,612 2,803,728
5.75% , 03/02/63 .................. 3,258 3,124,611
Gilead Sciences, Inc.
1.65% , 10/01/30 .................. 2,514 2,102,536
4.50% , 02/01/45 .................. 1,395 1,195,698
24,270,135
Broadline Retail — 0.1%
Amazon.com, Inc.
2.50% , 06/03/50 .................. 1,293 771,403
4.25% , 08/22/57 .................. 930 761,566
4.10% , 04/13/62 .................. 3,013 2,357,827
3,890,796
Capital Markets — 3.3%
Apollo Debt Solutions BDC, 6.70%, 07/29/31
(b)
4,313 4,429,447
Ares Strategic Income Fund, 5.70%, 03/15/28
(b)
6,365 6,364,109
Blackstone Private Credit Fund
(b)
5.60% , 11/22/29 .................. 1,643 1,622,141
6.00% , 11/22/34 .................. 3,401 3,318,312
Blue Owl Capital Corp.
2.88% , 06/11/28 .................. 855 777,560
5.95% , 03/15/29 .................. 4,043 4,059,075
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
........... 1,920 1,877,395
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 229 202,083
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
2,084 1,970,570
(1-day SOFR + 0.91%), 1.95% , 10/21/27
(a)
411 389,948
(1-day SOFR + 1.85%), 3.62% , 03/15/28
(a)
3,248 3,158,461
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(a)
.................... 511 497,209
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
3,408 3,478,233

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
USD 13,421 $ 13,341,243
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
1,562 1,289,053
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
1,810 1,542,346
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
3,081 2,567,709
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
9,434 7,973,889
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(a)
8,313 8,157,822
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
3,194 3,056,727
4.80% , 07/08/44 .................. 529 467,566
Magellan Capital Holdings plc, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%, 07/08/29
(a) (e)
... 258 265,804
Morgan Stanley
(a)
(1-day SOFR + 2.24%), 6.30% , 10/18/28 . 1,779 1,844,428
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 2,928 2,823,655
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 7,237 7,257,371
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ..................... 630 613,153
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 8,219 8,366,641
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 11,106 11,067,650
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 2,106 1,871,201
(1-day SOFR + 1.03%), 1.79% , 02/13/32 . 2,816 2,297,388
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 7,664 6,345,916
(1-day SOFR + 1.20%), 2.51% , 10/20/32 . 4,552 3,814,150
(1-day SOFR + 1.29%), 2.94% , 01/21/33 . 1,175 1,006,702
(1-day SOFR + 1.56%), 5.32% , 07/19/35 . 6,170 6,068,869
UBS AG
3.70% , 02/21/25 .................. 2,963 2,957,071
7.50% , 02/15/28 .................. 931 997,021
UBS Group AG, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.76%), 9.25%
(a) (b) (f)
............... 390 446,913
128,584,831
Chemicals — 0.0%
Ecolab, Inc., 2.13%, 08/15/50 .......... 741 397,115
MEGlobal BV, 4.25%, 11/03/26
(e)
........ 200 195,625
592,740
Communications Equipment — 0.0%
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 834 851,037
Consumer Finance — 0.2%
American Express Co., (1-day SOFR + 1.42%),
5.28%, 07/26/35
(a)
................ 1,935 1,913,662
Capital One Financial Corp., (1-day SOFR +
2.37%), 5.27%, 05/10/33
(a)
........... 131 127,564
General Motors Financial Co., Inc.
2.35% , 02/26/27 .................. 1,315 1,246,027
5.95% , 04/04/34 .................. 4,380 4,402,882
7,690,135
Containers & Packaging — 0.0%
Berry Global, Inc., 5.65%, 01/15/34
(b)
...... 548 549,569
Diversified REITs — 1.5%
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 173 173,658
GLP Capital LP
5.75% , 06/01/28 .................. 1,997 2,015,223
5.30% , 01/15/29 .................. 3,345 3,320,751
4.00% , 01/15/30 .................. 2,267 2,111,439
4.00% , 01/15/31 .................. 2,323 2,124,764
3.25% , 01/15/32 .................. 4,597 3,937,348
6.75% , 12/01/33 .................. 2,971 3,145,026
6.25% , 09/15/54 .................. 3,404 3,397,333
VICI Properties LP
4.25% , 12/01/26
(b)
................. 6,050 5,949,611
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
5.75% , 02/01/27
(b)
................. USD 1,566 $ 1,579,467
3.75% , 02/15/27
(b)
................. 4,489 4,355,604
4.50% , 01/15/28
(b)
................. 2,321 2,269,913
3.88% , 02/15/29
(b)
................. 3,449 3,249,964
4.63% , 12/01/29
(b)
................. 4,131 3,956,818
4.95% , 02/15/30 .................. 4,680 4,587,349
4.13% , 08/15/30
(b)
................. 2,739 2,544,988
5.13% , 05/15/32 .................. 8,210 7,993,892
6.13% , 04/01/54 .................. 1,100 1,092,925
57,806,073
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
5.45% , 03/01/47 .................. 199 187,969
3.80% , 12/01/57 .................. 3,201 2,208,382
3.65% , 09/15/59 .................. 8,711 5,769,869
Verizon Communications, Inc.
1.68% , 10/30/30 .................. 4,445 3,696,537
2.36% , 03/15/32 .................. 1,152 955,357
5.85% , 09/15/35 .................. 1,033 1,062,027
13,880,141
Electric Utilities — 3.3%
AEP Texas, Inc.
4.70% , 05/15/32 .................. 1,432 1,370,097
3.80% , 10/01/47 .................. 378 271,712
3.45% , 05/15/51 .................. 1,880 1,246,357
AEP Transmission Co. LLC
3.75% , 12/01/47 .................. 1,301 964,522
3.15% , 09/15/49 .................. 871 573,935
Series N , 2.75% , 08/15/51 ........... 555 333,328
Series O , 4.50% , 06/15/52 ........... 732 605,958
Alabama Power Co.
3.85% , 12/01/42 .................. 241 191,423
3.75% , 03/01/45 .................. 2,423 1,855,113
3.13% , 07/15/51 .................. 1,044 686,050
Baltimore Gas & Electric Co.
3.75% , 08/15/47 .................. 255 190,029
4.25% , 09/15/48 .................. 831 664,227
3.20% , 09/15/49 .................. 818 540,380
Dominion Energy South Carolina, Inc., 6.25%,
10/15/53 ...................... 523 562,827
Duke Energy Carolinas LLC
3.70% , 12/01/47 .................. 1,003 742,616
3.95% , 03/15/48 .................. 484 370,791
3.20% , 08/15/49 .................. 2,933 1,954,382
3.45% , 04/15/51 .................. 1,050 724,430
3.55% , 03/15/52 .................. 777 547,282
Duke Energy Corp.
3.95% , 08/15/47 .................. 1,011 752,268
5.00% , 08/15/52 .................. 674 588,192
Duke Energy Florida LLC
1.75% , 06/15/30 .................. 1,910 1,620,433
4.20% , 07/15/48 .................. 1,015 812,443
3.00% , 12/15/51 .................. 1,083 674,655
6.20% , 11/15/53 .................. 229 241,334
Duke Energy Ohio, Inc., 5.55%, 03/15/54 ... 443 428,314
Duke Energy Progress LLC
3.70% , 10/15/46 .................. 1,844 1,366,752
2.50% , 08/15/50 .................. 1,586 917,527
4.00% , 04/01/52 .................. 1,002 765,761
5.35% , 03/15/53 .................. 1,561 1,478,167
Edison International
5.75% , 06/15/27 .................. 3,119 3,171,071
4.13% , 03/15/28 .................. 1,090 1,056,923
5.25% , 11/15/28 .................. 242 242,552

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.45% , 06/15/29 .................. USD 192 $ 193,736
6.95% , 11/15/29 .................. 1,321 1,410,705
Engie Energia Chile SA, 3.40%, 01/28/30
(e)
.. 200 176,250
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(d)
.......... 8,980 8,744,654
Series C , 4.85% , 07/15/47
(d)
.......... 3,012 2,569,030
Series C , 3.40% , 03/01/50 ........... 4,919 3,340,179
FirstEnergy Transmission LLC
(b)
5.00% , 01/15/35 .................. 5,459 5,274,172
4.55% , 04/01/49 .................. 4,527 3,789,850
Florida Power & Light Co.
3.95% , 03/01/48 .................. 1,428 1,121,065
3.99% , 03/01/49 .................. 762 595,570
3.15% , 10/01/49 .................. 620 417,909
2.88% , 12/04/51 .................. 2,958 1,848,835
Georgia Power Co.
4.70% , 05/15/32 .................. 394 383,870
4.95% , 05/17/33 .................. 3,676 3,599,876
Series A , 3.25% , 03/15/51 ............ 1,230 829,093
5.13% , 05/15/52 .................. 935 867,375
Jersey Central Power & Light Co., 5.10%,
01/15/35
(b)
..................... 700 682,802
Johnsonville Aeroderivative Combustion Turbine
Generation LLC, 5.08%, 10/01/54 ...... 1,320 1,272,560
MidAmerican Energy Co.
4.25% , 07/15/49 .................. 894 724,627
3.15% , 04/15/50 .................. 1,022 685,721
5.30% , 02/01/55 .................. 1,272 1,201,580
Northern States Power Co.
5.35% , 11/01/39 .................. 199 195,416
3.60% , 05/15/46 .................. 675 503,202
3.20% , 04/01/52 .................. 273 182,997
NRG Energy, Inc.
(b)
4.45% , 06/15/29 .................. 1,304 1,245,427
7.00% , 03/15/33 .................. 6,725 7,259,128
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 2,092 1,702,433
4.00% , 06/01/49 .................. 983 736,788
Series R , 2.90% , 10/01/51 ........... 818 491,619
Pacific Gas & Electric Co.
5.90% , 06/15/32 .................. 5,589 5,737,239
3.95% , 12/01/47 .................. 808 603,271
4.95% , 07/01/50 .................. 3,265 2,833,331
5.25% , 03/01/52 .................. 1,466 1,312,980
6.75% , 01/15/53 .................. 972 1,059,025
6.70% , 04/01/53 .................. 1,039 1,124,506
5.90% , 10/01/54 .................. 497 490,182
PECO Energy Co.
3.00% , 09/15/49 .................. 666 434,283
3.05% , 03/15/51 .................. 1,389 897,862
4.38% , 08/15/52 .................. 405 334,569
Public Service Electric & Gas Co.
3.20% , 08/01/49 .................. 272 185,391
2.05% , 08/01/50 .................. 270 142,097
Southern California Edison Co.
2.25% , 06/01/30 .................. 2,043 1,775,139
Series G , 2.50% , 06/01/31 ........... 1,152 986,016
5.45% , 06/01/31 .................. 1,844 1,873,704
2.75% , 02/01/32 .................. 408 348,427
5.20% , 06/01/34 .................. 914 904,283
Series 04-G , 5.75% , 04/01/35 ......... 205 209,505
Series 05-E , 5.35% , 07/15/35 ......... 837 833,980
Series 05-B , 5.55% , 01/15/36 ......... 191 189,401
5.63% , 02/01/36 .................. 1,071 1,070,658
Series 06-E , 5.55% , 01/15/37 ......... 891 884,754
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern Co. (The)
4.85% , 03/15/35 .................. USD 4,457 $ 4,252,110
4.25% , 07/01/36 .................. 647 580,906
System Energy Resources, Inc., 5.30%,
12/15/34 ...................... 846 828,766
Virginia Electric & Power Co.
2.45% , 12/15/50 .................. 1,014 570,627
5.45% , 04/01/53 .................. 354 336,824
5.55% , 08/15/54 .................. 704 680,471
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 .................. 815 815,716
6.95% , 10/15/33 .................. 6,569 7,068,264
6.00% , 04/15/34 .................. 3,427 3,472,754
5.70% , 12/30/34 .................. 4,406 4,359,759
127,755,120
Financial Services — 0.2%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b) (c)
.. 4,100 4,124,600
CRSO Trust, 7.12%, 07/10/28
(b)
......... 458 475,538
Global Payments, Inc.
2.90% , 05/15/30 .................. 1,238 1,102,179
4.15% , 08/15/49 .................. 380 283,132
Mastercard, Inc.
3.95% , 02/26/48 .................. 855 685,152
3.85% , 03/26/50 .................. 412 318,799
6,989,400
Gas Utilities — 0.1%
CenterPoint Energy Resources Corp., 4.40%,
07/01/32 ...................... 705 667,499
ONE Gas, Inc., 5.10%, 04/01/29 ......... 194 195,337
Piedmont Natural Gas Co., Inc.
2.50% , 03/15/31 .................. 527 449,895
4.10% , 09/18/34 .................. 448 398,819
Promigas SA ESP, 3.75%, 10/16/29
(e)
...... 209 189,038
1,900,588
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.55% , 02/15/50 .................. 278 200,879
3.05% , 02/15/51 .................. 822 539,661
3.30% , 09/15/51 .................. 818 560,791
2.88% , 06/15/52 .................. 389 242,017
5.50% , 03/15/55 .................. 1,689 1,659,153
CSX Corp., 4.90%, 03/15/55 ........... 1,482 1,323,629
DAE Funding LLC, 2.63%, 03/20/25
(e)
..... 200 197,906
Norfolk Southern Corp.
2.90% , 08/25/51 .................. 574 353,573
4.05% , 08/15/52 .................. 243 186,463
3.70% , 03/15/53 .................. 1,015 729,459
3.16% , 05/15/55 .................. 1,886 1,191,210
Uber Technologies, Inc., 5.35%, 09/15/54 ... 298 277,113
Union Pacific Corp.
3.55% , 05/20/61 .................. 568 378,774
2.97% , 09/16/62 .................. 1,525 877,439
3.80% , 04/06/71 .................. 585 396,903
3.85% , 02/14/72 .................. 533 369,847
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 1,103 1,083,480
10,568,297
Health Care Equipment & Supplies — 0.0%
Solventum Corp., 6.00%, 05/15/64
(b)
...... 1,565 1,526,160
Health Care Providers & Services — 0.8%
CVS Health Corp.
6.13% , 09/15/39 .................. 469 458,098

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.13% , 04/01/40 .................. USD 144 $ 112,479
Elevance Health, Inc.
3.60% , 03/15/51 .................. 2,174 1,512,528
4.55% , 05/15/52 .................. 828 667,357
HCA, Inc.
5.25% , 06/15/26 .................. 1,043 1,045,528
5.38% , 09/01/26 .................. 3,679 3,690,036
3.50% , 09/01/30 .................. 8,184 7,432,713
5.45% , 04/01/31 .................. 7,630 7,614,645
2.38% , 07/15/31 .................. 235 195,035
4.63% , 03/15/52 .................. 2,163 1,687,964
5.90% , 06/01/53 .................. 225 212,335
Humana, Inc., 5.38%, 04/15/31 ......... 387 383,762
UnitedHealth Group, Inc.
4.25% , 06/15/48 .................. 229 183,732
3.70% , 08/15/49 .................. 880 639,563
3.88% , 08/15/59 .................. 1,386 981,193
5.75% , 07/15/64 .................. 2,030 1,972,473
28,789,441
Household Durables — 0.0%
DR Horton, Inc., 5.00%, 10/15/34 ........ 198 191,146
LG Electronics, Inc., 5.63%, 04/24/27
(b)
..... 200 202,262
393,408
Independent Power and Renewable Electricity Producers — 0.0%
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
.... 335 329,804
Industrial Conglomerates — 0.0%
Honeywell International, Inc.
2.80% , 06/01/50 .................. 884 554,307
5.35% , 03/01/64 .................. 429 402,179
956,486
Insurance — 0.1%
American International Group, Inc., 4.38%,
06/30/50 ...................... 531 438,824
Arthur J Gallagher & Co.
6.75% , 02/15/54 .................. 943 1,044,056
5.55% , 02/15/55 .................. 285 273,638
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 .................. 417 373,366
2.90% , 12/15/51 .................. 1,693 1,051,997
5.70% , 09/15/53 .................. 13 13,029
3,194,910
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
4.65% , 08/15/62 .................. 2,931 2,487,448
5.75% , 05/15/63 .................. 1,209 1,220,783
5.55% , 08/15/64 .................. 2,251 2,194,351
5,902,582
IT Services — 0.2%
Gartner, Inc.
(b)
4.50% , 07/01/28 .................. 4,208 4,100,468
3.63% , 06/15/29 .................. 3,710 3,446,235
7,546,703
Machinery — 0.0%
Caterpillar, Inc., 3.25%, 04/09/50 ........ 1,409 973,353
CNH Industrial Capital LLC, 4.50%, 10/08/27 . 199 197,185
1,170,538
Media — 0.4%
Charter Communications Operating LLC
3.90% , 06/01/52 .................. 7,144 4,595,808
3.85% , 04/01/61 .................. 4,199 2,530,275
Security
Par (000)
Par (000) Value
Media (continued)
Comcast Corp.
6.50% , 11/15/35 .................. USD 185 $ 200,860
4.05% , 11/01/52 .................. 479 359,972
2.94% , 11/01/56 .................. 1,457 848,611
4.95% , 10/15/58 .................. 204 176,314
2.65% , 08/15/62 .................. 760 398,173
2.99% , 11/01/63 .................. 507 286,141
5.50% , 05/15/64 .................. 2,596 2,421,073
Paramount Global
3.70% , 10/04/26
(d)
................. 810 780,161
2.90% , 01/15/27 .................. 2,074 1,984,788
3.38% , 02/15/28 .................. 577 542,980
5.85% , 09/01/43 .................. 599 520,511
5.25% , 04/01/44 .................. 276 214,450
4.90% , 08/15/44 .................. 214 161,999
4.60% , 01/15/45 .................. 311 228,097
16,250,213
Metals & Mining — 0.3%
Anglo American Capital plc
(b)
5.63% , 04/01/30 .................. 1,026 1,035,942
5.50% , 05/02/33 .................. 1,836 1,816,502
6.00% , 04/05/54 .................. 467 459,850
Freeport Indonesia PT, 4.76%, 04/14/27
(e)
... 200 198,000
Glencore Funding LLC
(b)
2.50% , 09/01/30 .................. 3,188 2,763,625
6.38% , 10/06/30 .................. 3,906 4,102,213
2.85% , 04/27/31 .................. 610 526,442
POSCO, 5.75%, 01/17/28
(b)
............ 200 203,160
Vale Overseas Ltd., 6.40%, 06/28/54 ...... 55 53,762
11,159,496
Multi-Utilities — 0.1%
Dominion Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ 1,050 1,108,783
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ..................... 1,100 1,118,331
NiSource, Inc.
5.40% , 06/30/33 .................. 651 651,641
5.35% , 04/01/34 .................. 194 192,394
San Diego Gas & Electric Co.
3.32% , 04/15/50 .................. 336 226,929
3.70% , 03/15/52 .................. 272 196,253
5.55% , 04/15/54 .................. 376 364,407
3,858,738
Oil, Gas & Consumable Fuels — 4.7%
Antero Resources Corp.
(b)
7.63% , 02/01/29 .................. 2,155 2,205,989
5.38% , 03/01/30 .................. 3,150 3,043,642
Apache Corp., 5.25%, 02/01/42 ......... 620 537,557
Cameron LNG LLC
(b)
3.30% , 01/15/35 .................. 4,125 3,404,004
3.40% , 01/15/38 .................. 2,105 1,746,892
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 465 467,495
3.70% , 11/15/29 .................. 1,085 1,018,627
2.74% , 12/31/39 .................. 5,088 4,053,898
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 1,589 1,538,436
4.00% , 03/01/31 .................. 9,952 9,202,684
3.25% , 01/31/32 .................. 595 515,932
5.95% , 06/30/33 .................. 1,217 1,245,831
5.75% , 08/15/34
(b)
................. 2,216 2,230,712

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc., 5.65%, 04/15/34 .... USD 6,464 $ 6,501,129
Chevron Corp., 3.08%, 05/11/50 ......... 275 181,875
Chevron USA, Inc., 2.34%, 08/12/50 ...... 2,172 1,220,818
ConocoPhillips Co.
3.80% , 03/15/52 .................. 260 189,803
5.55% , 03/15/54 .................. 495 475,866
4.03% , 03/15/62 .................. 1,290 932,119
Devon Energy Corp.
5.25% , 10/15/27 .................. 509 509,494
5.88% , 06/15/28 .................. 298 299,249
4.50% , 01/15/30 .................. 2,098 2,029,157
5.75% , 09/15/54 .................. 1,485 1,347,188
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 11,729 11,421,883
3.50% , 12/01/29 .................. 12,055 11,211,868
3.13% , 03/24/31 .................. 9,640 8,521,126
4.40% , 03/24/51 .................. 468 362,603
4.25% , 03/15/52 .................. 1,557 1,174,140
6.25% , 03/15/53 .................. 1,329 1,325,779
5.75% , 04/18/54 .................. 2,583 2,423,964
5.90% , 04/18/64 .................. 5,961 5,595,786
Eastern Energy Gas Holdings LLC, 5.65%,
10/15/54 ...................... 355 334,820
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
. 200 171,313
Energy Transfer LP
4.95% , 05/15/28 .................. 2,546 2,541,492
8.25% , 11/15/29 .................. 187 209,907
7.38% , 02/01/31
(b)
................. 3,170 3,314,951
5.30% , 04/15/47 .................. 1,144 1,011,698
6.00% , 06/15/48 .................. 644 622,046
5.00% , 05/15/50 .................. 2,292 1,944,432
5.95% , 05/15/54 .................. 2,413 2,332,762
EnLink Midstream LLC, 5.65%, 09/01/34 ... 194 193,352
EQM Midstream Partners LP
(b)
6.50% , 07/01/27 .................. 5,387 5,456,858
4.50% , 01/15/29 .................. 3,939 3,749,699
EQT Corp.
3.13% , 05/15/26
(b)
................. 2,508 2,440,570
3.90% , 10/01/27 .................. 4,753 4,621,759
5.70% , 04/01/28 .................. 4,039 4,095,691
5.00% , 01/15/29 .................. 2,121 2,090,554
7.00% , 02/01/30
(d)
................. 4,340 4,609,445
3.63% , 05/15/31
(b)
................. 6,452 5,749,157
5.75% , 02/01/34 .................. 3,194 3,174,895
Expand Energy Corp., 5.70%, 01/15/35 .... 757 742,983
Exxon Mobil Corp.
3.00% , 08/16/39 .................. 352 266,217
3.45% , 04/15/51 .................. 1,767 1,238,642
Hess Corp.
7.30% , 08/15/31 .................. 722 801,835
6.00% , 01/15/40 .................. 490 510,260
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
..... 4,207 3,628,508
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 249 235,382
Ovintiv, Inc., 7.10%, 07/15/53 .......... 910 968,540
Pioneer Natural Resources Co., 2.15%,
01/15/31 ...................... 681 578,020
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 1,064 1,064,407
5.88% , 06/30/26 .................. 2,598 2,622,694
5.00% , 03/15/27 .................. 5,541 5,552,503
4.50% , 05/15/30 .................. 4,621 4,476,245
5.90% , 09/15/37 .................. 2,430 2,467,929
Targa Resources Corp.
4.20% , 02/01/33 .................. 2,372 2,153,812
6.13% , 03/15/33 .................. 494 509,314
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50% , 02/15/35 .................. USD 1,173 $ 1,154,023
Targa Resources Partners LP
5.00% , 01/15/28 .................. 3,301 3,265,190
4.88% , 02/01/31 .................. 3,459 3,339,807
4.00% , 01/15/32 .................. 3,365 3,061,309
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 5,208 5,135,480
7.38% , 11/01/31 .................. 2,265 2,371,320
181,745,367
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30 .... 341 326,294
Passenger Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
.......... 4 4,027
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
.. 3,791 3,701,343
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
876 881,850
United Airlines Pass-Through Trust
Series 2019-1 , Class AA , 4.15% , 08/25/31 . 523 498,957
Series 2024-1 , Class A , 5.88% , 02/15/37 .. 2,314 2,354,574
7,440,751
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 3.90%, 03/15/62 .. 948 678,153
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33 ...................... 651 632,565
Pfizer, Inc.
4.00% , 12/15/36 .................. 1,392 1,240,917
2.70% , 05/28/50 .................. 1,796 1,104,970
3,656,605
Retail REITs — 0.1%
NNN REIT, Inc.
4.80% , 10/15/48 .................. 445 376,043
3.50% , 04/15/51 .................. 1,640 1,108,507
3.00% , 04/15/52 .................. 556 337,466
1,822,016
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 4.39%, 06/01/52 221 184,676
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $2,507,000), 6.50%, 03/20/45
(c) (g)
.... 2,507 2,525,803
Broadcom, Inc.
4.15% , 11/15/30 .................. 67 64,110
4.30% , 11/15/32 .................. 2,128 2,007,009
3.42% , 04/15/33
(b)
................. 1,850 1,619,363
4.80% , 10/15/34 .................. 3,591 3,465,265
3.14% , 11/15/35
(b)
................. 4,294 3,506,789
Intel Corp.
3.05% , 08/12/51 .................. 1,122 639,967
3.10% , 02/15/60 .................. 521 278,093
3.20% , 08/12/61 .................. 1,024 555,672
KLA Corp.
4.70% , 02/01/34 .................. 1,749 1,697,501
3.30% , 03/01/50 .................. 1,849 1,277,072
Lam Research Corp., 3.13%, 06/15/60 ..... 356 217,972
NXP BV
2.50% , 05/11/31 .................. 946 805,481
2.65% , 02/15/32 .................. 463 388,591
Texas Instruments, Inc., 4.10%, 08/16/52 ... 1,039 818,386
20,051,750
Software — 0.5%
AppLovin Corp.
5.38% , 12/01/31 .................. 5,836 5,837,517
5.95% , 12/01/54 .................. 3,048 3,002,125
Oracle Corp.
5.38% , 07/15/40 .................. 197 189,677

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
4.00% , 07/15/46 .................. USD 678 $ 521,770
3.95% , 03/25/51 .................. 8,331 6,170,819
5.38% , 09/27/54 .................. 514 473,765
4.38% , 05/15/55 .................. 2,056 1,608,308
3.85% , 04/01/60 .................. 1,916 1,314,401
5.50% , 09/27/64 .................. 419 383,346
19,501,728
Specialized REITs — 0.6%
American Tower Corp.
2.90% , 01/15/30 .................. 644 579,974
1.88% , 10/15/30 .................. 277 232,119
2.70% , 04/15/31 .................. 1,068 922,011
2.30% , 09/15/31 .................. 448 372,480
5.65% , 03/15/33 .................. 1,010 1,022,968
5.55% , 07/15/33 .................. 3,392 3,417,220
5.90% , 11/15/33 .................. 761 783,952
5.40% , 01/31/35 .................. 663 655,762
Crown Castle, Inc.
3.30% , 07/01/30 .................. 685 622,386
2.25% , 01/15/31 .................. 4,135 3,474,837
2.10% , 04/01/31 .................. 1,971 1,631,321
Equinix, Inc.
2.15% , 07/15/30 .................. 226 194,502
2.50% , 05/15/31 .................. 5,478 4,682,264
3.90% , 04/15/32 .................. 4,466 4,113,453
Extra Space Storage LP, 2.40%, 10/15/31 ... 1,553 1,290,403
23,995,652
Specialty Retail — 0.2%
Home Depot, Inc. (The)
2.38% , 03/15/51 .................. 455 257,442
3.50% , 09/15/56 .................. 2,315 1,604,824
5.40% , 06/25/64 .................. 637 610,589
Lowe's Cos., Inc.
4.25% , 09/15/44 .................. 462 357,872
4.38% , 09/15/45 .................. 1,104 911,214
3.00% , 10/15/50 .................. 1,760 1,094,198
5.75% , 07/01/53 .................. 1,054 1,031,965
5,868,104
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 5.40%, 04/15/34 .... 1,516 1,512,341
Hewlett Packard Enterprise Co.
5.25% , 07/01/28 .................. 516 521,105
6.35% , 10/15/45
(d)
................. 504 523,061
2,556,507
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.38%, 11/01/46 ........... 1,031 743,741
Tobacco — 0.7%
Altria Group, Inc.
6.88% , 11/01/33 .................. 571 619,450
3.40% , 02/04/41 .................. 4,499 3,248,435
4.25% , 08/09/42 .................. 2,377 1,895,532
3.88% , 09/16/46 .................. 1,277 925,548
4.45% , 05/06/50 .................. 1,036 803,428
6.20% , 02/14/59 .................. 374 365,535
BAT Capital Corp.
7.08% , 08/02/43 .................. 4,870 5,261,525
4.54% , 08/15/47 .................. 2,716 2,141,914
4.76% , 09/06/49 .................. 453 366,692
5.28% , 04/02/50 .................. 838 733,983
5.65% , 03/16/52 .................. 4,149 3,798,045
7.08% , 08/02/53 .................. 5,553 6,092,141
Reynolds American, Inc., 5.85%, 08/15/45 ... 359 341,824
26,594,052
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.0%
GATX Corp., 6.05%, 06/05/54 .......... USD 211 $ 216,296
Transportation Infrastructure — 0.0%
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a) (e) (f)
............... 200 199,000
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., 5.30%, 02/15/34 5,042 4,914,246
Sprint LLC, 7.63%, 03/01/26 ........... 6,329 6,469,061
T-Mobile USA, Inc.
3.88% , 04/15/30 .................. 2,207 2,076,759
5.05% , 07/15/33 .................. 3,098 3,033,519
5.75% , 01/15/34 .................. 420 430,600
5.15% , 04/15/34 .................. 1,220 1,200,297
4.70% , 01/15/35 .................. 1,397 1,321,295
19,445,777
Total Corporate Bonds — 24 .4%
(Cost: $ 952,177,992 ) .............................. 940,322,937
Foreign Agency Obligations
Chile — 0.0%
Banco del Estado de Chile , 2.70%
,
01/09/25
(e)
200 199,440
Colombia — 0.0%
Ecopetrol SA
8.88% , 01/13/33 .................. 172 174,616
8.38% , 01/19/36 .................. 25 24,088
198,704
Indonesia — 0.0%
Pertamina Persero PT , 3.65%
,
07/30/29
(e)
... 200 187,500
Mexico — 0.1%
Petroleos Mexicanos
6.50% , 03/13/27 .................. 2,626 2,530,414
8.75% , 06/02/29 .................. 7 6,811
5.95% , 01/28/31 .................. 8 6,729
6.70% , 02/16/32 .................. 72 62,865
10.00% , 02/07/33 ................. 73 75,920
2,682,739
Morocco — 0.0%
OCP SA , 6.75%
,
05/02/34
(b)
............. 385 392,123
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(e)
...................... 200 199,284
Supranational — 0.8%
European Union
(e)
2.50% , 10/04/52 .................. EUR 2,860 2,509,534
Series NGEU , 3.00% , 03/04/53 ........ 29,190 28,234,780
30,744,314
Total Foreign Agency Obligations — 0 .9%
(Cost: $ 34,758,569 ) ............................... 34,604,104
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (e)
... 8,424 8,335,000
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ USD 200 168,313
Colombia — 0.1%
Republic of Colombia
4.50% , 01/28/26 .................. 286 282,282

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
5.75% , 11/03/27 .................. COP 4,154,700 $ 845,986
6.00% , 04/28/28 .................. 5,975,100 1,190,432
7.75% , 09/18/30 .................. 7,867,800 1,546,289
7.00% , 03/26/31 .................. 2,410,200 444,061
8.00% , 11/14/35 .................. USD 805 809,830
5,118,880
Czech Republic — 0.1%
Czech Republic
2.75% , 07/23/29 .................. CZK 34,230 1,341,508
5.00% , 09/30/30 .................. 29,020 1,258,536
4.20% , 12/04/36
(e)
................. 18,100 738,183
3,338,227
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe ,
2.50%
,
08/15/54
(e)
................. EUR 7,026 7,128,679
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. USD 286 281,352
4.00% , 07/25/29
(e)
................. EUR 1,725 1,814,770
5.38% , 09/12/33
(e)
................. 96 107,490
2,203,612
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 .................. USD 1,918 1,714,212
3.05% , 03/12/51 .................. 2,624 1,699,040
3,413,252
Israel — 0.1%
State of Israel Government Bond , 5.75%
,
03/12/54 ....................... 2,018 1,847,731
Japan — 0.2%
Japan Government Bond , 1.80%
,
03/20/54 .. JPY 1,654,050 9,531,142
Mexico — 0.8%
Mex Bonos Desarr Fix Rt , 8.00%
,
11/07/47 .. MXN 91 336,526
United Mexican States
8.50% , 03/01/29 .................. 845 3,850,918
8.50% , 05/31/29 .................. 1,825 8,299,153
2.66% , 05/24/31 .................. USD 4,749 3,851,439
3.50% , 02/12/34 .................. 3,471 2,762,699
7.75% , 11/23/34 .................. MXN 236 946,725
6.35% , 02/09/35 .................. USD 7,222 7,059,505
4.50% , 01/31/50 .................. 5,805 4,080,915
6.34% , 05/04/53 .................. 200 178,062
31,365,942
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 .................. 1,275 1,175,550
6.40% , 02/14/35 .................. 200 181,438
4.50% , 04/01/56 .................. 3,059 1,808,817
3,165,805
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 .................. 203 173,438
1.86% , 12/01/32 .................. 230 174,441
3.55% , 03/10/51 .................. 2,839 1,902,130
2,250,009
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 .................. 3,147 2,954,246
Security
Par (000)
Par (000) Value
Philippines (continued)
3.20% , 07/06/46 .................. USD 2,747 $ 1,902,298
4,856,544
Poland — 0.2%
Republic of Poland
5.75% , 04/25/29 .................. PLN 10,868 2,644,079
4.75% , 07/25/29 .................. 5,460 1,280,129
2.75% , 10/25/29 .................. 5,962 1,277,777
4.88% , 10/04/33 .................. USD 147 140,996
2.00% , 08/25/36 .................. PLN 2,962 630,742
5.50% , 04/04/53 .................. USD 100 92,472
6,066,195
Romania — 0.0%
Romania Government Bond , 5.25%
,
11/25/27
(b)
140 136,804
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(e)
................. 200 194,063
5.00% , 01/18/53
(b)
................. 332 280,835
474,898
United Kingdom — 0.3%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(e)
.... GBP 11,802 13,077,127
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. USD 1,813 1,797,441
5.75% , 10/28/34 .................. 176 180,411
5.10% , 06/18/50 .................. 2,079 1,909,083
5.25% , 09/10/60 .................. 58 52,780
3,939,715
Total Foreign Government Obligations — 2 .8%
(Cost: $ 121,400,528 ) .............................. 106,417,875
Shares
Shares
Investment Companies
iShares AAA CLO Active ETF
(h)
.......... 100,000 5,177,000
Total Investment Companies — 0 .1%
(Cost: $ 5,188,000 ) ............................... 5,177,000
Par (000)
Par (000)
Municipal Bonds
California — 0 .3%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 .................. 1,925 2,209,708
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 .......... 980 1,063,057
State of California
Series 2018 , GO , 4.60% , 04/01/38 ...... 4,110 3,847,760
Series 2009 , GO , 7.55% , 04/01/39 ...... 1,300 1,534,279
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 ................. 425 359,592
9,014,396
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 ......... 658 704,024
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 .................. 4,447 4,381,407

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ............... USD 665 $ 767,171
New York — 0 .1%
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ..... 270 286,648
Series 2010E , RB , 6.81% , 11/15/40 ..... 730 783,965
New York City Municipal Water Finance
Authority , Series 2011CC , RB ,
5.88% , 06/15/44 .................. 440 441,476
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 .......... 320 311,679
Port Authority of New York & New Jersey , Series
2014-181 , RB , 4.96% , 08/01/46 ........ 1,665 1,568,965
3,392,733
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ............... 765 965,120
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ..... 1,095 1,094,660
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 1,235 1,236,673
2,331,333
Total Municipal Bonds — 0 .6%
(Cost: $ 25,127,495 ) ............................... 21,556,184
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
A&D Mortgage Trust
(b)
Series 2023-NQM5, Class A1, 7.05%,
11/25/68
(d)
.................... 1,838 1,864,580
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ..................... 553 553,783
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
.................... 380 376,831
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
359 340,498
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
130 124,862
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
78 71,753
Series 2023-7, Class A1, 4.80%, 11/25/67
(d)
2,339 2,289,480
Series 2024-1, Class A1, 5.21%, 08/25/68
(d)
728 719,822
Series 2024-10, Class A1, 5.35%, 10/25/69
(d)
453 450,055
Series 2024-11, Class A1, 5.70%, 08/25/69
(d)
743 743,266
Atlas Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
6.26%, 09/20/61
(e)
............... GBP 103 128,403
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.91%, 09/20/61
(e)
............... 100 124,669
Barclays Mortgage Loan Trust, Series 2022-
NQM1, Class A1, 4.55%, 07/25/52
(b) (d)
.... USD 1,874 1,846,754
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b)
...................... 260 252,575
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.50% Cap +
0.65%), 4.99%, 02/25/35
(a)
........... 78 73,981
Citadel plc
(a)
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.45%), 6.18%,
04/28/60
(e)
.................... GBP 100 125,219
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.75%), 6.48%,
04/28/60
(e)
.................... GBP 100 $ 125,219
Series 2024-1, Class D, (Sterling Overnight
Index Average + 2.45%), 7.18%,
04/28/60
(e)
.................... 109 136,407
COLT Mortgage Loan Trust
(b)
Series 2020-2, Class M1, 5.25%, 03/25/65
(a)
USD 1,283 1,263,803
Series 2020-3, Class A3, 2.38%, 04/27/65
(a)
72 70,153
Series 2024-6, Class A1, 5.39%, 11/25/69
(d)
664 660,108
Cross Mortgage Trust
(b)
Series 2023-H2, Class A1A, 7.13%,
11/25/68
(d)
.................... 1,079 1,098,490
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
981 979,816
CSMC Trust
(a)(b)
Series 2021-NQM8, Class M1, 3.26%,
10/25/66 ..................... 175 128,544
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ..................... 1,589 1,486,877
Deephaven Residential Mortgage Trust
(b)
Series 2022-2, Class M1, 4.31%, 03/25/67
(a)
312 258,374
Series 2022-3, Class M1, 5.27%, 07/25/67
(a)
634 592,518
Series 2024-1, Class A1, 5.74%, 07/25/69
(d)
490 490,692
Edenbrook Mortgage Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
6.65%, 03/22/57
(e)
............... GBP 330 414,408
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
7.25%, 03/22/57
(e)
............... 191 239,212
Ellington Financial Mortgage Trust
(b)
Series 2024-INV2, Class A1, 5.03%,
10/25/69
(a)
.................... USD 6,047 5,963,517
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69
(d)
.................... 931 931,178
Exmoor Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.60%, 03/25/94
(e)
............... GBP 110 137,532
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
7.50%, 03/25/94
(e)
............... 100 125,030
GCAT Trust
(b)
Series 2021-NQM3, Class B1, 3.47%,
05/25/66
(a)
.................... USD 328 236,806
Series 2022-NQM4, Class A1, 5.27%,
08/25/67
(d)
.................... 1,957 1,946,368
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
.................... 1,249 1,155,387
GS Mortgage-Backed Securities Trust, Series
2022-NQM1, Class A4, 4.00%, 05/25/62
(a) (b)
127 114,648
HIG RCP LLC, Series 2023-FL1, Class A,
(1-mo. CME Term SOFR at 2.27% Floor +
2.27%), 6.67%, 09/19/38
(a) (b)
.......... 233 233,634
Homes Trust, Series 2024-NQM2, Class A1,
5.72%, 10/25/69
(b) (d)
................ 1,042 1,041,723
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class A3, 3.20%, 05/25/65 . 1,237 1,205,188
Series 2020-2, Class B1, 5.45%, 05/25/65 . 150 143,831
Homeward Opportunities Fund Trust
(b)
Series 2022-1, Class A1, 5.08%, 07/25/67
(d)
2,814 2,784,245
Series 2022-1, Class M1, 5.05%, 07/25/67
(a)
671 639,059
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 ..................... 17,107 13,683,772

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 ..................... USD 8,761 $ 7,698,173
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 ..................... 4,034 2,648,334
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 ..................... 1,945 1,545,671
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3, 3.30%,
08/25/49 ..................... 214 199,304
Series 2022-NQM1, Class M1, 4.25%,
12/25/66 ..................... 597 502,212
Miltonia Mortgage Finance SRL, Series 1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.30%), 4.37%, 04/28/62
(a) (e)
.......... EUR 351 362,352
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2014-1A, Class B3, 6.38%, 06/25/44 USD 121 120,946
Series 2024-NQM3, Class A1, 5.04%,
07/25/69 ..................... 5,946 5,890,592
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, 5.30%, 04/16/36
(a) (b)
1,218 1,186,474
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 5.23%, 11/25/34
(a)
. 183 174,618
Mortimer 2024-Mix plc
(a)
Series 2024-MIX, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.55%), 6.28%, 09/22/67
(e)
......... GBP 110 137,706
Series 2024-MIX, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
2.10%), 6.83%, 09/22/67
(e)
......... 100 124,941
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (b)
.. USD 144 138,277
NYMT Loan Trust, Series 2024-INV1, Class A1,
5.38%, 06/25/69
(a) (b)
................ 160 159,279
OBX Trust, Series 2024-NQM14, Class A1,
4.94%, 09/25/64
(b) (d)
................ 2,856 2,815,992
Pierpont BTL plc, Series 2024-1, Class D,
(Sterling Overnight Index Average + 2.20%),
6.93%, 09/21/61
(a) (e)
................ GBP 100 125,024
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ..................... USD 246 212,624
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 ..................... 253 246,540
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ..................... 1,906 1,897,561
RCKT Mortgage Trust, Series 2024-CES8,
Class A1A, 5.49%, 11/25/44
(b) (d)
........ 404 404,559
Residential Mortgage Loan Trust, Series 2020-
2, Class M1, 3.57%, 05/25/60
(a) (b)
....... 1,680 1,541,343
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (d)
......... 412 410,514
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A3, 4.10%, 07/25/57
(b) (d)
..... 182 162,648
Stratton Mortgage Funding plc, Series
2024-3, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.50%), 6.20%,
06/25/49
(a) (e)
..................... GBP 100 124,839
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. USD 36 35,995
Tower Bridge Funding plc
(a)
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.11%, 12/20/66
(e)
............... GBP 100 125,183
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.61%, 12/20/66
(e)
............... GBP 100 $ 125,070
Verus Securitization Trust
(b)
Series 2020-4, Class A3, 3.32%, 05/25/65
(d)
USD 302 295,122
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 615,563
Series 2021-6, Class M1, 2.94%, 10/25/66
(a)
165 124,754
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a) (b)
..................... 2,000 1,821,193
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a) (b)
......... 340 322,683
Winchester 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average + 1.55%), 6.28%, 10/21/56
(e)
.. GBP 100 125,097
Series 1, Class D, (Sterling Overnight Index
Average + 2.00%), 6.73%, 10/21/56
(e)
.. 100 125,098
80,919,351
Commercial Mortgage-Backed Securities — 5.2%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%, 08/10/35 USD 100 98,247
Series 2015-1211, Class D, 4.14%, 08/10/35 1,131 1,092,629
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class B, (1-mo. CME
Term SOFR at 1.33% Floor + 1.38%),
5.86%, 09/15/34 ................ 204 199,410
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.79% Floor + 1.84%),
6.32%, 09/15/34 ................ 640 612,800
Alen Mortgage Trust
(a)(b)
Series 2021-ACEN, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
5.66%, 04/15/34 ................ 231 214,253
Series 2021-ACEN, Class D, (1-mo. CME
Term SOFR at 3.10% Floor + 3.21%),
7.61%, 04/15/34 ................ 287 187,554
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 831,171
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 452,905
Series 2021-MF3, Class A5, 2.57%, 10/15/54 297 253,548
AREIT LLC, Series 2022-CRE7, Class A, (1-mo.
CME Term SOFR at 2.24% Floor + 2.24%),
6.62%, 06/17/39
(a) (b)
................ 468 468,440
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.09%,
07/15/41
(a) (b)
..................... 3,630 3,652,717
ARES1, Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.84%, 10/15/34
(a) (b)
................ 2,590 2,594,863
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.67%, 04/15/35
(a) (b)
..... 174 172,695
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
6.64%, 12/15/36 ................ 2,736 2,593,600
Series 2024-ATRM, Class A, 5.41%,
11/10/29 ..................... 1,420 1,413,140
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
6.75%, 08/15/39
(a) (b)
................ 1,190 1,195,900
BANK5, Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ........................ 829 852,843
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 1,490 1,548,495

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.93%, 11/25/35 ........... USD 153 $ 145,334
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.90%,
01/25/36 ..................... 1,058 1,006,629
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.80%,
12/25/36 ..................... 229 219,253
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 1,813,277
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.87% Floor + 0.92%),
5.32%, 03/15/37
(a) (b)
.............. 132 124,905
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 1.12% Floor + 1.17%),
5.57%, 03/15/37
(a) (b)
.............. 280 249,200
Series 2023-5C23, Class D, 7.45%,
12/15/56
(a) (b)
................... 115 113,586
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 475 459,678
BFLD Commercial Mortgage Trust, Series 2024-
UNIV, Class A, (1-mo. CME Term SOFR at
1.49% Floor + 1.49%), 5.89%, 11/15/41
(a) (b)
730 730,000
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.29%, 07/15/41
(a) (b)
.......... 1,710 1,714,275
BLP Commercial Mortgage Trust
(a)(b)
Series 2023-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.09%,
03/15/40 ..................... 709 710,709
Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.74%, 03/15/41 ................ 259 258,816
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.86%, 02/15/57 1,468 1,503,480
Series 2024-5C6, Class A3, 5.32%, 09/15/57 570 571,696
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.77%,
06/15/41
(a) (b)
..................... 1,088 1,092,044
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 5.22%, 11/05/39
(a) (b)
..... 370 367,770
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
............... 1,152 1,189,321
BPR Trust, Series 2024-PMDW, Class A,
5.36%, 11/05/41
(a) (b)
................ 120 119,611
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 273 257,750
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,537,483
Series 2013-1515, Class E, 3.72%, 03/10/33 100 86,472
BX Commercial Mortgage Trust
(b)
Series 2020-VIV2, Class C, 3.54%,
03/09/44
(a)
.................... 1,450 1,287,942
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
.................... 902 816,962
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,452 2,159,304
Series 2021-VINO, Class D, (1-mo. CME
Term SOFR at 1.47% Floor + 1.47%),
5.86%, 05/15/38
(a)
............... 2,520 2,513,700
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.................... 914 803,799
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.54%, 06/15/27
(a)
............... 775 782,964
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2023-VLT3, Class A, (1-mo. CME
Term SOFR at 1.94% Floor + 1.94%),
6.34%, 11/15/28
(a)
............... USD 360 $ 359,106
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.16%,
12/09/40
(a)
.................... 872 875,549
Series 2024-AIR2, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.89%, 10/15/41
(a)
............... 2,060 2,067,725
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.09%, 08/15/39
(a)
............... 3,330 3,352,924
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.26%, 10/15/41
(a)
............... 1,740 1,750,723
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
8.31%, 10/15/41
(a)
............... 423 424,322
Series 2024-BRBK, Class D, (1-mo. CME
Term SOFR at 5.97% Floor + 5.97%),
10.35%, 10/15/41
(a)
.............. 94 94,181
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.80%, 12/15/39
(a)
............... 1,040 1,040,319
Series 2024-KING, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.94%, 05/15/34
(a)
............... 859 859,232
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
6.04%, 05/15/41
(a)
............... 2,777 2,789,794
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.84%,
02/15/39
(a)
.................... 186 186,410
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.94%, 06/15/37
(a)
............... 2,654 2,659,111
Series 2024-PURE, Class A, (CAONREPO
at 1.90% Floor + 1.90%), 5.19%,
11/15/41
(a)
.................... CAD 268 186,520
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.79%,
03/15/41
(a)
.................... USD 90 90,831
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41 21 18,967
Series 2019-OC11, Class D, 3.94%,
12/09/41
(a)
.................... 1,832 1,666,148
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
5.41%, 10/15/36
(a)
............... 81 80,772
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.31%, 02/15/36
(a)
............... 519 519,160
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.31%, 02/15/36
(a)
............... 192 192,107
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.41%, 06/15/36
(a)
............... 2,110 2,084,195
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.40%, 01/15/39
(a)
............... 252 252,000
Series 2022-LBA6, Class D, (1-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.40%, 01/15/39
(a)
............... 530 529,011

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.25%, 01/15/39
(a)
............... USD 300 $ 299,250
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
5.68%, 01/15/39
(a)
............... 133 132,584
Series 2023-DELC, Class D, (1-mo. CME
Term SOFR at 4.39% Floor + 4.39%),
8.78%, 05/15/38
(a)
............... 100 101,000
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.84%, 04/15/41
(a)
............... 1,014 1,016,908
Series 2024-CNYN, Class D, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.09%, 04/15/41
(a)
............... 391 391,884
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.49%,
03/15/41
(a)
.................... 750 752,317
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.84%,
03/15/41
(a)
.................... 1,603 1,598,149
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.79%,
03/15/41
(a)
.................... 769 768,960
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.89%, 07/15/29
(a)
............... 3,660 3,674,869
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 210 184,031
Series 2017-GM, Class D, 3.42%, 06/13/39 140 130,023
Series 2021-601L, Class D, 2.78%, 01/15/44 758 571,257
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.37%,
07/15/41
(a) (b)
..................... 1,370 1,375,138
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR at 1.75% Floor + 2.05%), 6.45%,
12/15/37
(a) (b)
..................... 815 814,500
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 5.50%,
05/22/34
(a) (b)
..................... EUR 1,468 1,533,623
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 USD 280 264,521
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
.................... 446 421,653
Series 2017-CD6, Class B, 3.91%,
11/13/50
(a)
.................... 121 111,798
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.02%, 09/15/38
(a) (b)
................ 1,922 1,929,449
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 108,841
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 624,025
Citigroup Commercial Mortgage Trust
(b)
Series 2013-375P, Class C, 3.52%,
05/10/35
(a)
.................... 245 236,425
Series 2015-P1, Class D, 3.23%, 09/15/48 . 199 179,894
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.99%, 08/15/36 ................ 1,081 1,081,488
Series 2023-2HTL, Class D, (1-mo. CME
Term SOFR at 4.44% Floor + 4.44%),
8.84%, 08/15/36 ................ 935 930,356
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
(a)
Series 2015-CR24, Class B, 4.35%,
08/10/48 ..................... USD 1,232 $ 1,203,243
Series 2015-LC19, Class B, 3.83%, 02/10/48 104 100,691
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
.................... 440 281,668
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.24%, 06/15/41
(b)
............... 2,160 2,160,070
Series 2024-WCL1, Class B, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.99%, 06/15/41
(b)
............... 635 632,620
CONE Trust, Series 2024-DFW1, Class A,
(1-mo. CME Term SOFR at 1.64% Floor +
1.64%), 6.04%, 08/15/41
(a) (b)
.......... 1,350 1,356,750
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class D, 3.70%,
08/15/37
(a) (b)
..................... 600 581,490
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.55%, 11/15/48
(a)
1,270 1,209,418
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 500,061
Series 2016-C5, Class C, 4.63%, 11/15/48
(a)
710 674,773
Series 2018-CX12, Class C, 4.72%,
08/15/51
(a)
.................... 268 243,108
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
.................... 2,849 2,236,038
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.78%,
11/10/32
(a)
.................... 370 122,303
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
5.39%, 12/15/30
(a)
............... 530 521,590
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 201,238
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.01%, 11/15/38
(a)
............... 465 460,378
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.76%, 11/10/41
(a) (b)
..... 1,660 1,613,137
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.28%,
08/15/34
(a) (b)
..................... 2,280 2,289,993
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. CME Term SOFR at 0.83% Floor +
1.08%), 5.48%, 06/15/33
(a) (b)
.......... 610 537,944
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 234,378
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 6.14%, 04/15/37
(a) (b)
..... 139 139,087
DC Trust, Series 2024-HLTN, Class A, 5.73%,
04/13/40
(a) (b)
..................... 170 171,100
DK Trust, Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.90%, 03/15/34
(a) (b)
................ 970 972,425
ELM Trust
(a)(b)
Series 2024-ELM, Class A10, 5.80%,
06/10/39 ..................... 960 969,270
Series 2024-ELM, Class A15, 5.80%,
06/10/39 ..................... 960 969,271
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
..................... 3,470 3,469,580
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. CME
Term SOFR at 1.38% Floor + 1.49%),
5.89%, 07/15/38 ................ 2,281 2,282,674

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
6.76%, 07/15/38 ................ USD 1,418 $ 1,421,618
Fashion Show Mall LLC, Series 2024-SHOW,
Class A, 5.27%, 10/10/41
(a) (b)
.......... 1,550 1,525,626
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.09%, 05/15/41 . 3,764 3,778,115
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.94%, 03/15/39 ................ 624 624,975
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 800 799,637
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.40%,
07/10/48
(a)
.................... 316 307,652
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(b)
.................... 484 410,964
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.40%,
11/15/36
(a) (b)
................... 609 606,968
Series 2022-ECI, Class A, (1-mo. CME Term
SOFR at 2.20% Floor + 2.19%), 6.59%,
08/15/39
(a) (b)
................... 980 980,917
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
6.49%, 03/15/28
(a) (b)
.............. 3,235 3,247,131
GS Mortgage Securities Trust, Series 2019-
GSA1, Class C, 3.80%, 11/10/52
(a)
...... 60 52,260
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 6.24%,
10/15/41 ..................... 670 673,557
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 8.04%,
10/15/41 ..................... 250 250,781
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.94%, 05/15/37 ................ 1,535 1,535,480
Series 2024-ORL, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
7.59%, 05/15/37 ................ 1,180 1,170,788
HLTN Commercial Mortgage Trust, Series 2024-
DPLO, Class A, (1-mo. CME Term SOFR at
1.64% Floor + 1.64%), 6.04%, 06/15/41
(a) (b)
640 641,200
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,150 899,887
HTL Commercial Mortgage Trust, Series 2024-
T53, Class A, 5.88%, 05/10/39
(a) (b)
...... 370 371,931
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.64%, 10/15/39
(a) (b)
1,607 1,611,520
INTOWN Mortgage Trust, Series 2022-STAY,
Class A, (1-mo. CME Term SOFR at 2.49%
Floor + 2.49%), 6.89%, 08/15/39
(a) (b)
..... 1,079 1,079,674
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.14%, 11/15/41
(a) (b)
.......... 960 959,700
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, 2.85%,
09/06/38
(a)
.................... 644 614,801
Series 2018-AON, Class A, 4.13%, 07/05/31 413 384,606
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-PHH, Class A, (1-mo. CME
Term SOFR at 2.41% Floor + 1.26%),
5.65%, 06/15/35
(a)
............... USD 899 $ 780,589
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
7.53%, 10/15/33
(a)
............... 1,300 1,080,096
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 1.16%),
5.56%, 04/15/38
(a)
............... 87 86,903
Series 2021-MHC, Class D, (1-mo. CME
Term SOFR at 1.70% Floor + 2.06%),
6.46%, 04/15/38
(a)
............... 1,550 1,551,937
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)
.................... 564 452,730
Series 2024-IGLG, Class A, 5.17%,
11/09/39
(a)
.................... 1,600 1,595,312
Series 2024-IGLG, Class D, 6.48%,
11/09/39
(a)
.................... 450 446,737
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(a)
.................... 2,330 2,358,427
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.14%,
12/15/48
(a) (b)
..................... 233 206,638
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ....................... 390 359,949
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 40 38,194
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo. CME
Term SOFR at 1.62% Floor + 1.62%),
6.02%, 06/15/39 ................ 1,451 1,451,453
Series 2024-MRCO, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
7.59%, 06/15/39 ................ 428 429,309
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 6.11%, 12/15/39
(a) (b)
970 968,484
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.84%, 10/15/41 ................ 650 650,406
Series 2024-7IND, Class D, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
7.04%, 10/15/41 ................ 166 166,104
Series 2024-BOLT, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%),
5.99%, 06/15/39 ................ 2,540 2,543,175
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.09%, 08/15/40
(a) (b)
................ 462 468,910
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 6.19%,
12/15/41
(a)
.................... 616 619,080
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.16%,
02/15/37
(a)
.................... 81 80,796
Series 2024-TWA, Class A, 5.92%, 06/12/39 710 716,321
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 5.31%, 04/15/38
(a) (b)
35 34,715
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 694 718,882

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C25, Class B, 4.52%,
10/15/48
(a)
...................... USD 620 $ 600,350
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 . 3,302 3,104,953
Series 2018-MP, Class A, 4.28%,
07/11/40
(a) (b)
................... 3,761 3,394,450
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
137 104,186
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
................... 3,237 3,123,610
MSWF Commercial Mortgage Trust, Series
2023-2, Class A5, 6.01%, 12/15/56
(a)
..... 149 156,564
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 853,026
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 268,451
NJ Trust, Series 2023-GSP, Class A, 6.48%,
01/06/29
(a) (b)
..................... 490 509,916
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.39%, 08/15/29
(a) (b)
................ 1,256 1,265,654
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... 324 282,943
One New York Plaza Trust, Series 2020-1NYP,
Class A, (1-mo. CME Term SOFR at 0.95%
Floor + 1.06%), 5.46%, 01/15/36
(a) (b)
..... 370 352,887
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
7.49%, 11/15/40
(a) (b)
................ 1,389 1,398,929
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.99%, 12/15/39
(a) (b)
................ 810 810,000
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.29%, 06/15/39
(a) (b)
................ 508 508,000
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(1-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.65%, 01/19/37
(a) (b)
.......... 1,742 1,753,408
ROCK Trust, Series 2024-CNTR, Class A,
5.39%, 11/13/41
(b)
................. 513 511,570
SELF Commercial Mortgage Trust, Series 2024-
STRG, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.94%, 11/15/34
(a) (b)
650 650,804
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a) (b)
..................... 460 380,005
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
6.04%, 04/15/37
(a) (b)
................ 600 598,500
SHR Trust
(a)(b)
Series 2024-LXRY, Class A, (1-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.35%, 10/15/41 ................ 1,888 1,901,560
Series 2024-LXRY, Class D, (1-mo. CME
Term SOFR at 3.60% Floor + 3.60%),
8.00%, 10/15/41 ................ 761 767,596
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................. 3,398 2,853,673
Taurus UK DAC, Series 2021-UK4A, Class D,
(Sterling Overnight Index Average at 2.10%
Floor + 2.10%), 6.83%, 08/17/31
(a) (b)
..... GBP 499 619,058
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class D, (1-mo. CME Term SOFR at
2.74% Floor + 2.74%), 7.24%, 12/15/39
(a) (b)
USD 203 202,871
THPT Mortgage Trust, Series 2023-THL, Class
A, 6.99%, 12/10/34
(a) (b)
.............. 300 306,656
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Thunder Logistics DAC
(a)
Series 2024-1X, Class B, (3-mo. EURIBOR
at 0.00% Floor + 2.05%), 5.19%,
11/17/36
(e)
.................... EUR 130 $ 134,807
Series 2024-1X, Class C, (3-mo. EURIBOR
at 0.00% Floor + 2.55%), 5.69%,
11/17/36
(e)
.................... 100 103,718
TYSN Mortgage Trust, Series 2023-CRNR,
Class A, 6.58%, 12/10/33
(a) (b)
.......... USD 460 479,669
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
....... 1,160 1,065,068
UK Logistics DAC
(a)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
6.38%, 05/17/34
(e)
............... GBP 230 289,026
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.82%, 02/17/35
(e)
............... 117 145,676
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
7.82%, 02/17/35
(e)
............... 269 334,929
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%, 07/10/36 USD 1,440 1,380,828
Series 2024-GCS, Class D, 6.22%, 07/10/36 3,250 2,963,356
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 850 852,155
VNDO Trust, Series 2016-350P, Class D,
3.90%, 01/10/35
(a) (b)
................ 710 674,331
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME
Term SOFR at 1.42% Floor + 1.53%),
5.92%, 01/15/59
(a)
............... 579 574,923
Series 2016-C34, Class A3FL, (1-mo. CME
Term SOFR at 1.12% Floor + 1.15%),
5.54%, 06/15/49
(a) (b)
.............. 390 385,283
Series 2018-1745, Class A, 3.75%,
06/15/36
(a) (b)
................... 110 98,033
Series 2018-C46, Class B, 4.63%, 08/15/51 429 401,538
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,600,327
Series 2019-C49, Class D, 3.00%,
03/15/52
(b)
.................... 103 84,561
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,434,431
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.01%, 05/15/31
(a) (b)
.............. 1,890 1,830,198
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a) (b)
................... 577 578,359
Series 2024-5C2, Class A3, 5.92%,
11/15/57
(a)
.................... 1,010 1,040,574
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(b)
.................... 1,759 1,779,363
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(b)
.................... 1,120 1,109,537
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(b)
.................... 480 476,138
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.19%, 11/15/27 ................ 1,218 1,229,768
Series 2022-WMRK, Class B, (1-mo. CME
Term SOFR at 3.44% Floor + 3.44%),
7.83%, 11/15/27 ................ 1,015 1,020,709
201,619,378

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.3%
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.15%, 06/05/37
(a) (b)
......... USD 11,000 $ 43,167
BANK
(a)
Series 2019-BN20, Class XB, 0.36%,
09/15/62 ..................... 8,371 129,769
Series 2021-BN33, Class XA, 1.05%,
05/15/64 ..................... 12,190 551,895
Series 2021-BN33, Class XB, 0.48%,
05/15/64 ..................... 81,230 2,153,272
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.58%, 02/15/50
(a)
.............. 4,185 46,153
BBCMS Trust, Series 2015-SRCH, Class XA,
0.86%, 08/10/35
(a) (b)
................ 6,346 108,125
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.01%, 03/15/52 2,857 96,900
Series 2020-B17, Class XB, 0.53%, 03/15/53 1,560 31,116
Series 2021-B23, Class XA, 1.26%, 02/15/54 5,717 298,983
Series 2021-B24, Class XA, 1.14%, 03/15/54 19,283 890,702
BMO Mortgage Trust, Series 2023-C5, Class
XA, 0.72%, 06/15/56
(a)
.............. 5,792 279,022
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58
(a)
... 2,030 15,281
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(a) (b)
.. 10,100 401,240
Commercial Mortgage Trust
(a)(b)
Series 2015-3BP, Class XA, 0.06%, 02/10/35 40,878 409
Series 2018-COR3, Class XD, 1.75%,
05/10/51 ..................... 770 37,861
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB, 0.23%,
11/15/50 ..................... 3,170 22,838
Series 2019-C16, Class XA, 1.54%, 06/15/52 6,547 360,532
Series 2019-C17, Class XA, 1.32%, 09/15/52 1,899 90,247
Series 2019-C17, Class XB, 0.53%, 09/15/52 4,040 87,285
DBGS Mortgage Trust, Series 2019-1735, Class
X, 0.29%, 04/10/37
(a) (b)
.............. 5,975 69,655
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(a) (b)
............. 3,040 62,086
ELM Trust
(a)(b)
Series 2024-ELM, Class XP10, 0.23%,
06/10/39 ..................... 10,185 32,674
Series 2024-ELM, Class XP15, 1.56%,
06/10/39 ..................... 9,225 196,294
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA, 0.80%,
11/10/52 ..................... 5,135 162,902
Series 2020-GSA2, Class XA, 1.70%,
12/12/53
(b)
.................... 4,013 291,133
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2013-LC11, Class XB, 0.72%,
04/15/46 ..................... 4,040 15,889
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 43,754
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.40%,
09/15/47
(a)
...................... 66 1
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(a) (b)
..................... 1,800 20,395
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.14%,
02/15/36
(a) (b)
..................... 2,683 78,300
MCR Mortgage Trust, Series 2024-TWA, Class
XA, 0.92%, 06/12/39
(b)
.............. 3,312 54,721
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.14%,
06/15/50
(b)
.................... USD 3,030 $ 136,625
Series 2019-H6, Class XB, 0.71%, 06/15/52 5,210 140,637
Series 2019-L2, Class XA, 1.00%, 03/15/52 1,923 65,736
MSWF Commercial Mortgage Trust, Series
2023-2, Class XA, 0.91%, 12/15/56
(a)
.... 11,500 705,966
Olympic Tower Mortgage Trust, Series 2017-OT,
Class XA, 0.38%, 05/10/39
(a) (b)
......... 10,700 81,350
One Market Plaza Trust
(a)(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ..................... 14,166 44,110
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 ..................... 2,833 7,397
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.44%, 10/15/52 6,358 341,109
Series 2019-C18, Class XA, 0.99%, 12/15/52 6,924 234,099
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-BNK1, Class XD, 1.24%,
08/15/49
(b)
.................... 1,180 19,268
Series 2019-C50, Class XA, 1.40%, 05/15/52 11,432 513,371
Series 2024-BPRC, Class X, 0.09%,
07/15/43
(b)
.................... 13,882 130,942
9,093,211
Total Non-Agency Mortgage-Backed Securities — 7 .6%
(Cost: $ 306,102,051 ) .............................. 291,631,940
Beneficial Interest
(000)
Other Interests
(i)
Capital Markets — 0.0%
(c)(j)(k)
Lehman Brothers Holdings, Inc. .......... 14,400 2
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 1,630 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 2
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association ,
6.63% , 11/15/30 .................. 1,500 1,665,390
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. , Series
2996 , Class MK , 5.50% , 06/15/35 ....... 1 1,497
Federal National Mortgage Association , Series
2005-29 , Class WB , 4.75% , 04/25/35 .... 6 5,972
7,469
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KJ48 , Class A2 , 5.03% , 10/25/31 ....... 476 477,780
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-K80 , Class B ,
4.24% , 08/25/50
(a) (b)
................ 235 225,048
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2006-M2 , Class
A2A , 5.27% , 10/25/32
(a)
............. 665 665,444

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.31% , 11/25/32
(a)
................. USD 419 $ 394,757
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2023-50 , Class AC , 3.25% , 09/16/63 230 204,509
Series 2023-118 , Class BA , 3.75% , 05/16/65 284 266,414
2,233,952
Interest Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. , Series
5081 , Class AI , 3.50% , 03/25/51 ....... 442 82,260
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 2,321 389,412
Series 2021-78 , Class IP , 3.00% , 05/20/51 . 2,435 415,637
Series 2021-83 , Class PI , 3.00% , 05/20/51 1,845 305,312
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 2,732 455,919
Series 2022-78 , Class D , 3.00% , 08/20/51 . 1,576 263,603
Series 2022-85 , Class IK , 3.00% , 05/20/51 1,539 257,093
2,169,236
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K120 , Class X1 , 1.03% , 10/25/30 .. 40,675 1,887,603
Series K121 , Class X1 , 1.02% , 10/25/30 .. 3,030 139,900
Series KL05 , Class X1P , 0.89% , 06/25/29 . 13,486 476,804
Series KL06 , Class XFX , 1.36% , 12/25/29 . 1,480 64,953
Series KW09 , Class X1 , 0.80% , 05/25/29 . 9,459 245,667
Government National Mortgage Association
Variable Rate Notes
Series 2013-30 , 0.52% , 09/16/53 ....... 566 8,139
Series 2016-96 , 0.77% , 12/16/57 ....... 730 27,328
2,850,394
Mortgage-Backed Securities — 32.7%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 1,908 1,818,086
3.00% , 09/01/27 - 12/01/46 ........... 2,620 2,426,613
3.50% , 04/01/42 - 01/01/48 ........... 3,316 3,020,397
4.00% , 08/01/40 - 12/01/45 ........... 1,262 1,189,223
4.50% , 02/01/39 - 04/01/49 ........... 10,347 9,939,705
5.00% , 07/01/35 - 11/01/48 ........... 1,471 1,461,978
5.50% , 05/01/36 - 06/01/41 ........... 967 973,510
6.00% , 11/01/29 - 12/01/32 ........... 2 1,718
Federal National Mortgage Association
4.00% , 01/01/41 .................. 61 57,796
5.81% , 06/01/31 .................. 1,084 1,107,048
7.00% , 06/01/32 .................. 6 5,955
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ........... 24,725 19,808,882
2.00% , 01/15/55
(l)
................. 20,487 16,381,597
2.50% , 04/20/51 - 01/20/53 ........... 28,598 23,899,064
2.50% , 01/15/55
(l)
................. 17,811 14,872,185
3.00% , 12/20/44 - 01/20/52 ........... 20,209 17,553,344
3.00% , 01/15/55
(l)
................. 13,196 11,441,344
3.50% , 01/15/42 - 04/20/48 ........... 7,034 6,421,868
3.50% , 01/15/55
(l)
................. 18,080 16,159,755
4.00% , 04/20/39 - 12/20/52 ........... 12,386 11,516,065
4.00% , 01/15/55
(l)
................. 5,512 5,076,452
4.50% , 12/20/39 - 04/20/50 ........... 5,217 5,016,683
4.50% , 01/15/55
(l)
................. 13,288 12,559,236
5.00% , 12/15/38 - 07/20/41 ........... 1,753 1,746,374
5.00% , 01/15/55
(l)
................. 19,827 19,232,964
5.50% , 03/15/32 - 11/15/33 ........... 1 1,280
5.50% , 01/15/55
(l)
................. 22,012 21,830,025
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00% , 12/15/36 .................. USD 36 $ 36,319
6.00% , 01/15/55
(l)
................. 15,687 15,789,946
6.50% , 01/15/55
(l)
................. 9,637 9,802,024
7.50% , 11/15/29 .................. —
(m)
213
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ........... 52,062 41,687,032
1.50% , 01/25/40
(l)
................. 218 186,845
2.00% , 10/01/31 - 03/01/52 ........... 183,320 147,731,860
2.00% , 01/25/40
(l)
................. 5,968 5,268,947
2.00% , 01/01/51 - 05/01/51
(n)
.......... 53,429 41,796,447
2.50% , 09/01/27 - 04/01/52 ........... 141,113 118,230,837
2.50% , 01/25/40 - 01/25/55
(l)
.......... 18,920 15,570,002
3.00% , 04/01/28 - 08/01/52 ........... 71,342 62,523,476
3.00% , 01/25/40 - 01/25/55
(l)
.......... 18,052 15,360,902
3.50% , 08/01/27 - 01/01/51 ........... 50,415 45,617,475
3.50% , 01/25/40 - 01/25/55
(l)
.......... 18,214 16,110,040
4.00% , 08/01/33 - 06/01/52 ........... 40,014 37,342,655
4.00% , 01/25/40 - 01/25/55
(l)
.......... 10,456 9,571,301
4.50% , 02/01/25 - 08/01/52 ........... 31,134 29,800,253
4.50% , 01/25/40
(l)
................. 5,019 4,908,821
5.00% , 03/01/30 - 11/01/53 ........... 33,045 32,080,711
5.00% , 01/25/55
(l)
................. 24,393 23,540,813
5.50% , 12/01/31 - 12/01/54 ........... 44,513 44,113,825
5.50% , 01/25/55
(l)
................. 141,523 139,647,612
6.00% , 07/01/29 - 12/01/54 ........... 40,630 41,097,315
6.00% , 01/25/55
(l)
................. 102,142 102,612,811
6.50% , 05/01/40 - 09/01/54 ........... 31,294 32,100,482
6.50% , 01/25/55
(l)
................. 316 322,517
7.50% , 12/01/53 - 01/01/54 ........... 242 258,088
1,258,628,716
Total U.S. Government Sponsored Agency Securities — 32 .9%
(Cost: $ 1,355,791,500 ) ............................ 1,267,555,157
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ........... 3,407 3,213,688
4.50% , 08/15/39 - 11/15/54 ........... 19,370 18,750,664
4.38% , 11/15/39 - 05/15/41 ........... 10,092 9,647,668
4.63% , 02/15/40 .................. 2,064 2,031,907
1.13% , 05/15/40 - 08/15/40 ........... 20,816 12,465,627
3.88% , 08/15/40 - 02/15/43 ........... 3,803 3,391,685
1.38% , 11/15/40 .................. 10,408 6,441,885
1.88% , 02/15/41 - 11/15/51 ........... 15,025 8,502,679
4.75% , 02/15/41 - 11/15/53 ........... 24,477 24,212,219
3.00% , 05/15/42 - 08/15/52 ........... 74,869 54,738,513
3.13% , 02/15/43 - 08/15/44 ........... 11,781 9,218,001
2.88% , 05/15/43 - 11/15/46 ........... 18,269 13,644,487
3.63% , 08/15/43 - 05/15/53 ........... 32,630 26,933,629
3.75% , 11/15/43 .................. 12,067 10,390,389
4.13% , 08/15/44 .................. 326 294,749
2.50% , 02/15/45
(n)
................. 35,128 24,372,622
2.75% , 11/15/47
(n)
................. 33,958 23,827,754
2.25% , 08/15/49 - 02/15/52 ........... 18,580 11,440,594
1.63% , 11/15/50 .................. 3,317 1,729,344
2.38% , 05/15/51 .................. 4,132 2,598,264
2.00% , 08/15/51 .................. 4,760 2,719,911
U.S. Treasury Notes
2.13% , 05/15/25 .................. 13,671 13,563,888
2.88% , 06/15/25 - 05/15/32 ........... 43,863 43,072,208
5.00% , 08/31/25 - 09/30/25 ........... 49,814 50,063,622
4.50% , 11/15/25 .................. 15,923 15,952,577
4.00% , 12/15/25 - 02/15/34 ........... 107,444 105,867,074
4.63% , 03/15/26 .................. 20,209 20,296,344
4.88% , 04/30/26 - 10/31/30 ........... 24,373 24,831,379

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.75% , 05/31/26 .................. USD 9,720 $ 9,257,510
0.63% , 07/31/26 .................. 17,390 16,434,170
1.50% , 08/15/26 - 02/15/30 ........... 28,464 26,319,961
4.38% , 08/15/26 - 11/30/28 ........... 54,149 54,225,884
3.75% , 08/31/26 - 05/31/30 ........... 60,054 58,447,797
3.50% , 09/30/26 .................. 12,052 11,899,995
2.00% , 11/15/26 .................. 22,253 21,357,465
1.63% , 11/30/26 - 05/15/31 ........... 28,168 24,922,782
4.25% , 03/15/27 .................. 12,052 12,048,657
2.38% , 05/15/27 - 05/15/29 ........... 23,430 21,900,103
0.50% , 05/31/27 - 08/31/27 ........... 51,348 46,762,432
2.25% , 08/15/27 .................. 21,450 20,388,498
0.38% , 09/30/27 .................. 8,216 7,393,351
3.88% , 11/30/27 - 12/31/29 ........... 64,425 63,347,787
1.25% , 03/31/28 - 08/15/31 ........... 71,766 61,833,170
3.63% , 03/31/28 .................. 14,953 14,645,016
1.00% , 07/31/28 .................. 45,220 40,256,610
1.13% , 08/31/28 .................. 5,519 4,922,501
2.63% , 02/15/29 .................. 7,755 7,250,387
3.25% , 06/30/29 .................. 15,923 15,194,348
3.13% , 08/31/29 .................. 21,728 20,580,242
2.75% , 08/15/32
(o)
................. 51,331 45,522,006
Total U.S. Treasury Obligations — 29 .8%
(Cost: $ 1,244,933,831 ) ............................ 1,149,124,043
Total Long-Term Investments — 108.2%
(Cost: $ 4,396,922,385 ) ............................ 4,166,729,013
Shares
Shares
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(h) (p)
.................. 139,799,824 139,799,824
Total Short-Term Securities — 3 .6%
(Cost: $ 139,799,824 ) .............................. 139,799,824
Total Options Purchased — 0 .1%
( Cost: $ 6,219,394 ) ............................... 3,352,675
Total Investments Before Options Written and TBA Sale
Commitments — 111 .9%
(Cost: $ 4,542,941,603 ) ............................ 4,309,881,512
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (5,020,117) ) ................... (4,585,926)
Par (000)
Pa r (000)
TBA Sale Commitments
(l)
Mortgage-Backed Securities — ( 4 .6 ) %
Government National Mortgage Association
2.00% , 01/15/55 .................. (82) (65,568)
2.50% , 01/15/55 .................. (888) (741,480)
3.00% , 01/15/55 .................. (384) (332,940)
3.50% , 01/15/55 .................. (261) (233,280)
4.00% , 01/15/55 .................. (374) (344,447)
4.50% , 01/15/55 .................. (175) (165,402)
5.00% , 01/15/55 .................. (424) (411,296)
5.50% , 01/15/55 .................. (582) (577,189)
6.00% , 01/15/55 .................. (602) (605,951)
6.50% , 01/15/55 .................. (431) (438,380)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.00% , 01/25/40 - 01/25/55 ........... USD (8,585) $ (6,789,151)
2.50% , 01/25/40 - 01/25/55 ........... (2,485) (2,038,871)
3.00% , 01/25/40 - 01/25/55 ........... (1,670) (1,448,448)
3.50% , 01/25/40 - 01/25/55 ........... (1,348) (1,254,239)
4.00% , 01/25/40 - 01/25/55 ........... (1,511) (1,390,229)
4.50% , 01/25/40 - 01/25/55 ........... (61,444) (57,792,018)
5.00% , 01/25/55 .................. (537) (518,245)
5.50% , 01/25/55 .................. (101,356) (100,012,737)
6.00% , 01/25/55 .................. (143) (143,659)
6.50% , 01/25/55 .................. (2,150) (2,194,650)
Total TBA Sale Commitments — ( 4 .6 ) %
(Proceeds: $ (179,020,419) ) ......................... (177,498,180)
Total Investments Net of Options Written and TBA Sale
Commitments — 107 .2%
(Cost: $ 4,358,901,067 ) ............................ 4,127,797,406
Liabilities in Excess of Other Assets — (7.2) % ............. (275,487,282)
Net Assets — 100.0% ...............................
$ 3,852,310,124

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Perpetual security with no stated maturity date.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,525,803, representing 0.07% of its net assets as of period end, and an original cost of $2,507,000.
(h)
Affiliate of the Fund.
(i)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Non-income producing security.
(l)
Represents or includes a TBA transaction.
(m)
Rounds to less than 1,000.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(p)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 165,029,233 $ — $ (25,229,409)
(a)
$ — $ — $ 139,799,824 139,799,824 $ 1,379,390 $ —
iShares AAA CLO Active ETF . — 5,188,000 — — (11,000) 5,177,000 100,000 75,503 —
$ — $ (11,000) $ 144,976,824 $ 1,454,893 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 505 03/20/25 $ 54,919 $ 43,571
U.S. Treasury 10-Year Ultra Note ............................................... 471 03/20/25 52,428 (974,533)
U.S. Treasury Long Bond ..................................................... 881 03/20/25 100,296 (2,713,011)
U.S. Treasury Ultra Bond ..................................................... 133 03/20/25 15,815 (649,959)
U.S. Treasury 2-Year Note .................................................... 1,134 03/31/25 233,161 (123,178)
U.S. Treasury 5-Year Note .................................................... 1,457 03/31/25 154,886 (985,648)
3-mo. SOFR ............................................................. 667 12/16/25 160,122 (226,032)
(5,628,790)
Short Contracts
Euro-Buxl ............................................................... 71 03/06/25 9,758 611,329
Canada 10-Year Bond ....................................................... 295 03/20/25 25,163 (468,596)
142,733
$ (5,486,057)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,620,000 BRL 9,914,627 Goldman Sachs International 01/03/25 $ 15,133
MXN 10,263,552 USD 490,862 Bank of New York Mellon 01/15/25 269
USD 2,417,302 MXN 49,966,105 Morgan Stanley & Co. International plc 01/15/25 26,326
USD 657,106 MXN 13,501,290 State Street Bank and Trust Co. 01/15/25 11,043
USD 536,146 EUR 489,391 Bank of New York Mellon 01/16/25 28,942
COP 5,879,227,200 USD 1,320,000 Morgan Stanley & Co. International plc 01/23/25 10,698
PEN 1,595,034 USD 420,000 Goldman Sachs International 01/23/25 4,183
PHP 52,287,500 USD 890,000 Barclays Bank plc 01/23/25 7,806
PHP 25,692,612 USD 440,000 Royal Bank of Canada 01/23/25 1,157
THB 14,553,672 USD 420,000 UBS AG 01/23/25 7,323
TRY 36,780,580 USD 1,000,000 UBS AG 01/23/25 18,871
USD 883,104 AUD 1,360,000 UBS AG 01/23/25 41,316
USD 240,000 BRL 1,468,339 Citibank NA 01/23/25 3,241
USD 1,020,000 BRL 6,230,130 UBS AG 01/23/25 15,436
USD 870,000 CAD 1,227,208 Bank of New York Mellon 01/23/25 15,612
USD 880,000 CAD 1,228,993 Canadian Imperial Bank of Commerce 01/23/25 24,370
USD 460,000 CAD 644,956 HSBC Bank plc 01/23/25 10,979
USD 1,180,000 COP 5,163,680,000 Citibank NA 01/23/25 11,258
USD 450,000 CZK 10,755,005 Morgan Stanley & Co. International plc 01/23/25 7,777
USD 2,642,152 EUR 2,500,000 Deutsche Bank AG 01/23/25 50,410
USD 2,365,644 EUR 2,242,541 Natwest Markets plc 01/23/25 40,810
USD 1,196,711 EUR 1,140,000 Wells Fargo Bank NA 01/23/25 14,877
USD 436,393 GBP 345,000 HSBC Bank plc 01/23/25 4,563
USD 1,779,513 GBP 1,410,000 UBS AG 01/23/25 14,643
USD 160,000 IDR 2,550,800,000 Barclays Bank plc 01/23/25 2,600
USD 10,000 IDR 159,828,800 Royal Bank of Canada 01/23/25 138
USD 740,000 KRW 1,057,954,320 JPMorgan Chase Bank NA 01/23/25 23,329
USD 270,000 NOK 3,003,491 Toronto Dominion Bank 01/23/25 6,164
USD 6,265,497 PLN 25,891,968 UBS AG 01/23/25 900
USD 10,000 SEK 109,526 Morgan Stanley & Co. International plc 01/23/25 90
USD 1,400,000 SEK 15,372,161 State Street Bank and Trust Co. 01/23/25 9,091
USD 340,000 SGD 456,568 State Street Bank and Trust Co. 01/23/25 5,386
USD 600,000 SGD 805,825 UBS AG 01/23/25 9,419
USD 430,000 THB 14,573,775 UBS AG 01/23/25 2,087
USD 440,000 ZAR 8,031,768 Morgan Stanley & Co. International plc 01/23/25 15,211
USD 550,478 PEN 2,055,486 Citibank NA 02/12/25 4,213
USD 2,505,609 COP 10,949,510,230 Citibank NA 02/21/25 36,746

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,624,660 COP 7,119,053,948 JPMorgan Chase Bank NA 02/21/25 $ 19,477
USD 3,511,428 CZK 84,221,855 Nomura International plc 02/27/25 46,279
USD 37,635,022 EUR 35,467,300 Barclays Bank plc 03/19/25 774,886
USD 764,225 EUR 724,396 Standard Chartered Bank 03/19/25 11,381
USD 5,302,886 EUR 5,026,515 Toronto Dominion Bank 03/19/25 78,975
USD 9,260,538 EUR 8,785,089 UBS AG 03/19/25 130,450
USD 3,695,316 GBP 2,923,000 Deutsche Bank AG 03/19/25 38,089
USD 29,461,606 GBP 23,089,900 HSBC Bank plc 03/19/25 571,766
USD 10,459,665 JPY 1,563,392,000 Royal Bank of Canada 03/19/25 436,205
USD 160,226 JPY 24,441,000 State Street Bank and Trust Co. 03/19/25 3,526
USD 7,863,185 MXN 161,336,844 HSBC Bank plc 03/19/25 221,546
EGP 24,178,200 USD 456,020 Citibank NA 03/24/25 4,528
EGP 25,227,400 USD 456,274 Citibank NA 06/23/25 3,654
2,843,179
BRL 9,447,727 USD 1,620,000 Barclays Bank plc 01/03/25 (90,710)
EUR 88,698 USD 97,169 UBS AG 01/16/25 (5,243)
AUD 1,360,000 USD 886,435 HSBC Bank plc 01/23/25 (44,647)
AUD 460,000 USD 287,510 UBS AG 01/23/25 (2,788)
BRL 2,267,141 USD 380,000 Deutsche Bank AG 01/23/25 (14,440)
BRL 860,871 USD 140,000 Goldman Sachs International 01/23/25 (1,191)
CLP 873,400,000 USD 880,000 Barclays Bank plc 01/23/25 (1,959)
CLP 428,169,720 USD 440,000 Goldman Sachs International 01/23/25 (9,555)
COP 2,568,825,780 USD 590,000 Goldman Sachs International 01/23/25 (8,575)
CZK 21,605,805 USD 900,000 Morgan Stanley & Co. International plc 01/23/25 (11,615)
EUR 1,100,000 USD 1,156,213 Natwest Markets plc 01/23/25 (15,846)
EUR 840,000 USD 882,865 Toronto Dominion Bank 01/23/25 (12,040)
GBP 590,000 USD 749,785 Barclays Bank plc 01/23/25 (11,294)
GBP 470,000 USD 597,468 HSBC Bank plc 01/23/25 (9,178)
GBP 350,000 USD 442,858 Wells Fargo Bank NA 01/23/25 (4,770)
HUF 412,158,136 USD 1,040,000 Barclays Bank plc 01/23/25 (3,407)
HUF 288,699,101 USD 740,000 Nomura International plc 01/23/25 (13,911)
IDR 26,326,294,500 USD 1,650,000 HSBC Bank plc 01/23/25 (25,510)
JPY 88,500,889 USD 580,000 Bank of New York Mellon 01/23/25 (16,160)
JPY 89,229,063 USD 590,000 Canadian Imperial Bank of Commerce 01/23/25 (21,521)
JPY 111,504,217 USD 750,000 Credit Agricole Corporate & Investment Bank SA 01/23/25 (39,606)
JPY 46,004,190 USD 300,000 Natwest Markets plc 01/23/25 (6,907)
KRW 1,031,528,032 USD 740,000 Citibank NA 01/23/25 (41,231)
MXN 8,131,523 USD 400,000 Goldman Sachs International 01/23/25 (11,466)
MXN 34,156,778 USD 1,670,000 State Street Bank and Trust Co. 01/23/25 (37,946)
NOK 12,831,038 USD 1,160,000 Goldman Sachs International 01/23/25 (32,880)
PLN 4,291,628 USD 1,040,000 JPMorgan Chase Bank NA 01/23/25 (1,635)
PLN 1,322,000 USD 321,767 Morgan Stanley & Co. International plc 01/23/25 (1,907)
SEK 6,493,309 USD 590,000 Bank of New York Mellon 01/23/25 (2,470)
SGD 1,085,690 USD 810,000 Morgan Stanley & Co. International plc 01/23/25 (14,309)
SGD 174,634 USD 130,000 Toronto Dominion Bank 01/23/25 (2,012)
USD 140,000 COP 628,600,000 Barclays Bank plc 01/23/25 (2,277)
USD 590,000 COP 2,608,390,000 Citibank NA 01/23/25 (380)
USD 900,000 HUF 360,454,590 Barclays Bank plc 01/23/25 (6,557)
USD 310,000 JPY 48,684,043 Natwest Markets plc 01/23/25 (166)
USD 880,000 THB 30,407,696 HSBC Bank plc 01/23/25 (12,826)
USD 90,000 TRY 3,273,318 Barclays Bank plc 01/23/25 (675)
ZAR 21,014,691 USD 1,180,000 Barclays Bank plc 01/23/25 (68,563)
ZAR 24,288,042 USD 1,330,000 HSBC Bank plc 01/23/25 (45,440)
BRL 9,967,163 USD 1,620,000 Goldman Sachs International 02/04/25 (16,523)
PEN 2,055,486 USD 549,140 Citibank NA 02/12/25 (2,875)
BRL 37,470,692 USD 6,076,660 Goldman Sachs International 03/19/25 (90,380)
GBP 10,775,000 USD 13,688,688 Deutsche Bank AG 03/19/25 (207,121)
IDR 6,272,008,556 USD 392,050 JPMorgan Chase Bank NA 03/19/25 (6,993)
(977,505)
$ 1,865,674

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 6,608 04/11/25 USD 96.25 USD 1,652,000 $ 1,239,000
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 1,225,000 01/17/25 USD 9,004 $ 148
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 1,225,000 01/31/25 USD 9,004 3,686
$ 3,834
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3-mo. JIBAR Quarterly 8.75% Quarterly
JPMorgan Chase
Bank NA 01/22/25 8 .75 % ZAR 12,322 $ 3,752
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination Citibank NA 05/16/25 3 .74 USD 766,058 900,960
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination
Goldman Sachs
International 05/16/25 3 .74 USD 1,024,683 1,205,129
$ 2,109,841
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 6,608 04/11/25 USD 97.00 USD 1,652,000 $ (330,400)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/25 2 .76 % USD 24,369 $ (4,536)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination
Goldman Sachs
International 05/16/25 2 .94 USD 1,024,683 (235,747)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination Citibank NA 05/16/25 2 .94 USD 766,058 (176,246)
10-Year Interest Rate Swap
(a)
3.21% Annual 1-day SOFR Annual
Goldman Sachs
International 06/04/25 3 .21 USD 24,513 (70,282)
10-Year Interest Rate Swap
(a)
3.75% Annual 1-day SOFR Annual Deutsche Bank AG 11/25/26 3 .75 USD 13,384 (396,029)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.69% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/30/26 3 .69 % USD 1,193 $ (33,170)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/03/26 3 .71 USD 15,991 (453,903)
(1,369,913)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 03/28/25 3 .76 USD 24,369 (760,511)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.21% Annual
Goldman Sachs
International 06/04/25 4 .21 USD 24,513 (390,023)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Deutsche Bank AG 11/25/26 3 .75 USD 13,384 (742,437)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.69% Annual
JPMorgan Chase
Bank NA 11/30/26 3 .69 USD 1,193 (69,732)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual
JPMorgan Chase
Bank NA 12/03/26 3 .71 USD 15,991 (922,910)
(2,885,613)
$ (4,255,526)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.36% At Termination 1-day EFFR At Termination N/A 01/29/25 USD 1,775,620 $ (30,143) $ — $ (30,143)
4.68% At Termination 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 103,979 (159,521) — (159,521)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 7,971 9,670 — 9,670
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 44,806 (17,802) — (17,802)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 31,309 (10,169) — (10,169)
5.24% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 13,753 (1,969) — (1,969)
5.16% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 8,252 988 — 988
6-mo. PRIBOR Semi-Annual 3.59% Annual 03/19/25
(a)
03/19/28 CZK 17,279 (314) — (314)
6-mo. PRIBOR Semi-Annual 3.62% Annual 03/19/25
(a)
03/19/28 CZK 20,285 367 — 367
8.67% Monthly 1-day MXIBTIIE Monthly N/A 12/06/28 MXN 22,169 17,980 — 17,980
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 11,667 4,959 — 4,959
6-mo. WIBOR Semi-Annual 4.88% Annual 03/19/25
(a)
03/19/30 PLN 2,686 (2,320) — (2,320)
6-mo. WIBOR Semi-Annual 4.94% Annual 03/19/25
(a)
03/19/30 PLN 4,477 (1,245) — (1,245)
1-day SOFR Annual 3.55% Annual N/A 10/09/34 USD 1,780 (79,215) — (79,215)
1-day SOFR Annual 3.55% Annual N/A 10/09/34 USD 3,560 (158,432) — (158,432)
3.38% Annual 1-day SOFR Annual N/A 10/09/34 USD 5,340 312,575 — 312,575
3.55% Annual 1-day SOFR Annual N/A 10/09/34 USD 5,340 237,648 3,539 234,109
1-day SOFR Annual 4.00% Annual 04/02/25
(a)
03/19/35 USD 31,553 (164,626) — (164,626)
1-day SOFR Annual 3.77% Annual 04/03/25
(a)
04/03/35 USD 2,457 (59,581) — (59,581)
3.77% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 9,706 231,477 — 231,477
3.82% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 4,895 97,926 — 97,926
3.93% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 12,238 136,361 — 136,361
3.95% Annual 1-day SOFR Annual 06/04/25
(a)
06/04/35 USD 9,805 89,062 — 89,062
3.93% Annual 1-day SOFR Annual 06/04/25
(a)
06/04/35 USD 9,805 106,400 — 106,400
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 8,384 (651,306) — (651,306)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,384 (681,463) — (681,463)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,565 (710,796) — (710,796)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 4,155 (344,746) — (344,746)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 1,745 (125,132) — (125,132)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 6,754 (627,651) (13,701) (613,950)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 1,672 $ (116,284) $ — $ (116,284)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 1,618 (112,691) — (112,691)
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 1,135 82,447 — 82,447
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 1,170 22,696 (5,664) 28,360
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 1,139 3,743 — 3,743
$ (2,701,107) $ (15,826) $ (2,685,281)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 8,075 $ (248,302) $ (223,403) $ (24,899)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,059 (126,299) (114,721) (11,578)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,050 (103,702) (108,633) 4,931
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 852 (532) 8,632 (9,164)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 18 (11) 195 (206)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 69,795 13,096 56,699
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 45,684 14,014 31,670
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 2 — (1,014) 1,014
$ – $ – $ –
$ (363,367) $ (411,834) $ 48,467
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 $ (31,249) $ (17,720) $ (13,529)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (84,230) (53,865) (30,365)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (6,135) — (6,135)
$ (121,614) $ (71,585) $ (50,029)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 05/10/25 COP 4,758,439 $ 3,783 $ — $ 3,783
9.81% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 05/10/25 COP 7,113,118 4,382 — 4,382
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA 07/01/25 BRL 13,745 (33,290) — (33,290)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 8,610 $ (18,647) $ — $ (18,647)
8.62% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 11/05/25 COP 13,237,519 10,564 — 10,564
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 18,510 25,763 — 25,763
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International 01/02/26 BRL 3,936 (43,616) — (43,616)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/04/27 BRL 15,220 220,538 — 220,538
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 6,555 79,198 — 79,198
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA 01/04/27 BRL 186 (3,198) — (3,198)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA 01/04/27 BRL 11,377 (86,773) — (86,773)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 13,186 (264,763) — (264,763)
1-day
BZDIOVER At Termination 13.02% At Termination Barclays Bank plc 01/02/29 BRL 5,587 (83,587) — (83,587)
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International 01/02/29 BRL 4,051 (57,423) — (57,423)
1-day CLICP Semi-Annual 4.90% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 393,323 (6,374) — (6,374)
1-day CLICP Semi-Annual 4.91% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 387,554 (6,107) — (6,107)
1-day CLICP Semi-Annual 4.93% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 196,854 (2,926) — (2,926)
$ (262,476) $ — $ (262,476)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .04
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .96
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 10 .20
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .75
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .92
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .79
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .70

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 344,622,506 $ 5,717,265 $ 350,339,771
Corporate Bonds
Aerospace & Defense .................................... — 19,623,800 — 19,623,800
Banks ............................................... — 139,566,971 — 139,566,971
Beverages ........................................... — 561,185 — 561,185
Biotechnology ......................................... — 24,270,135 — 24,270,135
Broadline Retail ........................................ — 3,890,796 — 3,890,796
Capital Markets ........................................ — 128,584,831 — 128,584,831
Chemicals ............................................ — 592,740 — 592,740
Communications Equipment ................................ — 851,037 — 851,037
Consumer Finance ...................................... — 7,690,135 — 7,690,135
Containers & Packaging .................................. — 549,569 — 549,569
Diversified REITs ....................................... — 57,806,073 — 57,806,073
Diversified Telecommunication Services ........................ — 13,880,141 — 13,880,141
Electric Utilities ........................................ — 127,755,120 — 127,755,120
Financial Services ...................................... — 2,864,800 4,124,600 6,989,400
Gas Utilities ........................................... — 1,900,588 — 1,900,588
Ground Transportation ................................... — 10,568,297 — 10,568,297
Health Care Equipment & Supplies ........................... — 1,526,160 — 1,526,160
Health Care Providers & Services ............................ — 28,789,441 — 28,789,441
Household Durables ..................................... — 393,408 — 393,408
Independent Power and Renewable Electricity Producers ............ — 329,804 — 329,804
Industrial Conglomerates .................................. — 956,486 — 956,486
Insurance ............................................ — 3,194,910 — 3,194,910
Interactive Media & Services ............................... — 5,902,582 — 5,902,582
IT Services ........................................... — 7,546,703 — 7,546,703
Machinery ............................................ — 1,170,538 — 1,170,538
Media ............................................... — 16,250,213 — 16,250,213
Metals & Mining ........................................ — 11,159,496 — 11,159,496
Multi-Utilities .......................................... — 3,858,738 — 3,858,738
Oil, Gas & Consumable Fuels ............................... — 181,745,367 — 181,745,367
Paper & Forest Products .................................. — 326,294 — 326,294
Passenger Airlines ...................................... — 7,440,751 — 7,440,751
Pharmaceuticals ....................................... — 3,656,605 — 3,656,605
Retail REITs .......................................... — 1,822,016 — 1,822,016
Semiconductors & Semiconductor Equipment .................... — 17,525,947 2,525,803 20,051,750
Software ............................................. — 19,501,728 — 19,501,728
Specialized REITs ...................................... — 23,995,652 — 23,995,652
Specialty Retail ........................................ — 5,868,104 — 5,868,104
Technology Hardware, Storage & Peripherals .................... — 2,556,507 — 2,556,507
Textiles, Apparel & Luxury Goods ............................ — 743,741 — 743,741
Tobacco ............................................. — 26,594,052 — 26,594,052
Trading Companies & Distributors ............................ — 216,296 — 216,296
Transportation Infrastructure ............................... — 199,000 — 199,000
Wireless Telecommunication Services ......................... — 19,445,777 — 19,445,777
Foreign Agency Obligations ................................. — 34,604,104 — 34,604,104
Foreign Government Obligations .............................. — 106,417,875 — 106,417,875
Investment Companies .................................... 5,177,000 — — 5,177,000
Municipal Bonds ......................................... — 21,556,184 — 21,556,184
Non-Agency Mortgage-Backed Securities ........................ — 291,631,940 — 291,631,940
Other Interests .......................................... — — 2 2
U.S. Government Sponsored Agency Securities .................... — 1,267,555,157 — 1,267,555,157
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Core Bond Portfolio

Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 1,149,124,043 $ — $ 1,149,124,043
Short-Term Securities
Money Market Funds ...................................... 139,799,824 — — 139,799,824
Options Purchased
Interest rate contracts ...................................... 1,239,000 2,109,841 — 3,348,841
Other contracts .......................................... — 3,834 — 3,834
Liabilities
Investments
TBA Sale Commitments .................................... — (177,498,180) — (177,498,180)
$ 146,215,824 $ 3,973,799,838 $ 12,367,670 $ 4,132,383,332
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 94,314 $ — $ 94,314
Foreign currency exchange contracts ............................ — 2,843,179 — 2,843,179
Interest rate contracts ....................................... 654,900 1,700,652 — 2,355,552
Liabilities
Credit contracts ........................................... — (95,876) — (95,876)
Foreign currency exchange contracts ............................ — (977,505) — (977,505)
Interest rate contracts ....................................... (6,471,357) (8,903,935) — (15,375,292)
$ (5,816,457) $ (5,339,171) $ — $ (11,155,628)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MXIBTIIE Mexico Interbank TIIE
OTC Over-the-counter
PCL Public Company Limited
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)